CVT
Russell 2000® Small Cap Index Portfolio (formerly, Calvert VP Russell 2000® Small Cap Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited)

Common Stocks — 97.3%

Security	Shares	Value
Aerospace & Defense — 0.8%
AAR Corp.(1)	3,429	$ 205,294
AeroVironment, Inc.(1)	2,698	413,549
AerSale Corp.(1)	2,566	18,424
Archer Aviation, Inc., Class A(1)(2)	15,049	69,526
Astronics Corp.(1)	2,722	51,827
Cadre Holdings, Inc.	1,931	69,902
Ducommun, Inc.(1)	1,312	67,306
Eve Holding, Inc.(1)	1,495	8,073
Kaman Corp.	2,777	127,381
Kratos Defense & Security Solutions, Inc.(1)	14,541	267,264
Leonardo DRS, Inc.(1)	6,761	149,350
Moog, Inc., Class A	2,858	456,280
National Presto Industries, Inc.	534	44,749
Park Aerospace Corp.	1,804	30,001
Redwire Corp.(1)	1,451	6,370
Rocket Lab USA, Inc.(1)	27,711	113,892
Terran Orbital Corp.(1)	8,404	11,009
Triumph Group, Inc.(1)	6,405	96,331
V2X, Inc.(1)	1,194	55,772
Virgin Galactic Holdings, Inc.(1)	33,989	50,304
		$2,312,604
Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc.(1)	5,602	$77,083
Forward Air Corp.	2,600	80,886
Hub Group, Inc., Class A	6,512	281,449
Radiant Logistics, Inc.(1)	3,434	18,612
		$458,030
Automobile Components — 1.2%
Adient PLC(1)	9,122	$300,296
American Axle & Manufacturing Holdings, Inc.(1)	11,349	83,529
Cooper-Standard Holdings, Inc.(1)	1,396	23,118
Dana, Inc.	12,963	164,630
Dorman Products, Inc.(1)	2,618	252,349
Fox Factory Holding Corp.(1)	4,419	230,097
Gentherm, Inc.(1)	3,292	189,553
Goodyear Tire & Rubber Co.(1)	28,100	385,813
Holley, Inc.(1)	5,177	23,089
LCI Industries	2,560	315,034
Luminar Technologies, Inc.(1)	27,070	53,328
Modine Manufacturing Co.(1)	5,180	493,084
Patrick Industries, Inc.	2,123	253,635
Solid Power, Inc.(1)	15,286	31,031
Standard Motor Products, Inc.	2,104	70,589
Stoneridge, Inc.(1)	2,594	47,833
Visteon Corp.(1)	2,796	328,838
Security	Shares	Value
Automobile Components (continued)
XPEL, Inc.(1)	2,248	$ 121,437
		$ 3,367,283
Automobiles — 0.1%
Livewire Group, Inc.(1)	1,992	$ 14,402
Winnebago Industries, Inc.	2,950	218,300
Workhorse Group, Inc.(1)(2)	11,961	2,806
		$ 235,508
Banks — 8.2%
1st Source Corp.	1,657	$86,860
ACNB Corp.	862	32,411
Amalgamated Financial Corp.	1,744	41,856
Amerant Bancorp, Inc.	2,588	60,275
American National Bankshares, Inc.	942	44,990
Ameris Bancorp	6,612	319,889
Ames National Corp.	711	14,348
Arrow Financial Corp.	1,264	31,625
Associated Banc-Corp.	15,122	325,274
Atlantic Union Bankshares Corp.	7,781	274,747
Axos Financial, Inc.(1)	5,653	305,488
Banc of California, Inc.	13,215	201,000
BancFirst Corp.	2,191	192,874
Bancorp, Inc.(1)	5,316	177,873
Bank First Corp.	921	79,823
Bank of Hawaii Corp.	4,063	253,491
Bank of Marin Bancorp	1,552	26,027
Bank of NT Butterfield & Son Ltd.	4,983	159,406
Bank7 Corp.	308	8,686
BankUnited, Inc.	7,706	215,768
Bankwell Financial Group, Inc.	423	10,973
Banner Corp.	3,404	163,392
Bar Harbor Bankshares	1,466	38,820
Baycom Corp.	964	19,868
BCB Bancorp, Inc.	1,078	11,265
Berkshire Hills Bancorp, Inc.	4,382	100,435
Blue Foundry Bancorp(1)	2,149	20,115
Blue Ridge Bankshares, Inc.(2)	1,360	3,658
Bridgewater Bancshares, Inc.(1)	1,907	22,197
Brookline Bancorp, Inc.	8,680	86,453
Burke & Herbert Financial Services Corp.	531	29,752
Business First Bancshares, Inc.	2,368	52,759
Byline Bancorp, Inc.	2,443	53,062
C&F Financial Corp.	271	13,279
Cadence Bank	18,459	535,311
Cambridge Bancorp	750	51,120
Camden National Corp.	1,409	47,230
Capital Bancorp, Inc.	945	19,684
Capital City Bank Group, Inc.	1,232	34,126
Capitol Federal Financial, Inc.	12,693	75,650
Capstar Financial Holdings, Inc.	1,934	38,873

CVT
Russell 2000® Small Cap Index Portfolio (formerly, Calvert VP Russell 2000® Small Cap Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Banks (continued)
Carter Bankshares, Inc.(1)	1,998	$ 25,255
Cathay General Bancorp	7,202	272,452
Central Pacific Financial Corp.	2,337	46,156
Central Valley Community Bancorp	825	16,409
Chemung Financial Corp.	289	12,277
ChoiceOne Financial Services, Inc.	577	15,781
Citizens & Northern Corp.	1,548	29,071
Citizens Financial Services, Inc.	358	17,614
City Holding Co.	1,513	157,685
Civista Bancshares, Inc.	1,318	20,271
CNB Financial Corp.	2,047	41,738
Coastal Financial Corp.(1)	1,076	41,824
Codorus Valley Bancorp, Inc.	792	18,026
Colony Bankcorp, Inc.	1,228	14,122
Columbia Financial, Inc.(1)	3,075	52,921
Community Bank System, Inc.	5,517	264,982
Community Trust Bancorp, Inc.	1,609	68,624
ConnectOne Bancorp, Inc.	3,685	71,858
CrossFirst Bankshares, Inc.(1)	4,396	60,841
Customers Bancorp, Inc.(1)	2,844	150,903
CVB Financial Corp.	13,784	245,907
Dime Community Bancshares, Inc.	3,477	66,967
Eagle Bancorp, Inc.	3,047	71,574
Eastern Bankshares, Inc.	16,055	221,238
Enterprise Bancorp, Inc.	790	20,516
Enterprise Financial Services Corp.	3,608	146,340
Equity Bancshares, Inc., Class A	1,296	44,544
Esquire Financial Holdings, Inc.	711	33,751
ESSA Bancorp, Inc.	718	13,089
Evans Bancorp, Inc.	433	12,929
Farmers & Merchants Bancorp, Inc.	1,340	29,869
Farmers National Banc Corp.	3,664	48,951
FB Financial Corp.	3,528	132,864
Fidelity D&D Bancorp, Inc.	385	18,646
Financial Institutions, Inc.	1,360	25,595
First Bancorp, Inc.	691	17,026
First BanCorp./Puerto Rico	16,665	292,304
First Bancorp/Southern Pines NC	3,957	142,927
First Bancshares, Inc.	3,016	78,265
First Bank/Hamilton	2,134	29,321
First Busey Corp.	5,163	124,170
First Business Financial Services, Inc.	601	22,538
First Commonwealth Financial Corp.	10,176	141,650
First Community Bankshares, Inc.	1,752	60,672
First Community Corp.	609	10,615
First Financial Bancorp	9,759	218,797
First Financial Bankshares, Inc.	13,010	426,858
First Financial Corp.	1,159	44,424
First Foundation, Inc.	4,983	37,622
First Interstate BancSystem, Inc., Class A	8,559	232,890
First Merchants Corp.	6,125	213,762
Security	Shares	Value
Banks (continued)
First Mid Bancshares, Inc.	2,306	$ 75,360
First of Long Island Corp.	2,051	22,746
First Western Financial, Inc.(1)	592	8,631
Five Star Bancorp	1,323	29,768
Flushing Financial Corp.	2,869	36,178
FS Bancorp, Inc.	547	18,986
Fulton Financial Corp.	16,178	257,068
FVCBankcorp, Inc.(1)	1,120	13,642
German American Bancorp, Inc.	2,788	96,576
Glacier Bancorp, Inc.	11,274	454,117
Great Southern Bancorp, Inc.	796	43,637
Greene County Bancorp, Inc.	508	14,625
Guaranty Bancshares, Inc.	732	22,224
Hancock Whitney Corp.	8,662	398,798
Hanmi Financial Corp.	3,003	47,808
HarborOne Bancorp, Inc.	3,960	42,214
HBT Financial, Inc.	1,324	25,209
Heartland Financial USA, Inc.	4,203	147,735
Heritage Commerce Corp.	5,845	50,150
Heritage Financial Corp.	3,423	66,372
Hilltop Holdings, Inc.	4,643	145,419
Hingham Institution For Savings The	147	25,646
Home Bancorp, Inc.	638	24,442
Home BancShares, Inc.	19,281	473,734
HomeStreet, Inc.	1,583	23,824
HomeTrust Bancshares, Inc.	1,190	32,535
Hope Bancorp, Inc.	11,475	132,077
Horizon Bancorp, Inc.	4,256	54,604
Independent Bank Corp./MA	4,578	238,148
Independent Bank Corp./MI	1,993	50,523
Independent Bank Group, Inc.	3,597	164,203
International Bancshares Corp.	5,565	312,419
John Marshall Bancorp, Inc.	1,260	22,579
Kearny Financial Corp.	5,244	33,771
Lakeland Bancorp, Inc.	6,201	75,032
Lakeland Financial Corp.	2,469	163,744
LCNB Corp.	873	13,916
Live Oak Bancshares, Inc.	3,345	138,851
Macatawa Bank Corp.	2,061	20,177
MainStreet Bancshares, Inc.	575	10,442
Mercantile Bank Corp.	1,548	59,583
Metrocity Bankshares, Inc.	1,802	44,978
Metropolitan Bank Holding Corp.(1)	1,034	39,809
Mid Penn Bancorp, Inc.	1,112	22,251
Middlefield Banc Corp.	649	15,498
Midland States Bancorp, Inc.	2,135	53,653
MidWestOne Financial Group, Inc.	1,404	32,910
MVB Financial Corp.	1,120	24,987
National Bank Holdings Corp., Class A	3,662	132,088
National Bankshares, Inc.	477	15,937
NBT Bancorp, Inc.	4,746	174,083

CVT
Russell 2000® Small Cap Index Portfolio (formerly, Calvert VP Russell 2000® Small Cap Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Banks (continued)
Nicolet Bankshares, Inc.	1,270	$ 109,207
Northeast Bank	765	42,335
Northeast Community Bancorp, Inc.	1,105	17,382
Northfield Bancorp, Inc.	3,620	35,186
Northrim BanCorp, Inc.	455	22,982
Northwest Bancshares, Inc.	12,670	147,605
Norwood Financial Corp.	609	16,571
Oak Valley Bancorp	556	13,778
OceanFirst Financial Corp.	5,792	95,047
OFG Bancorp	4,635	170,614
Old National Bancorp	29,615	515,597
Old Second Bancorp, Inc.	4,314	59,706
Orange County Bancorp, Inc.	422	19,412
Origin Bancorp, Inc.	2,901	90,627
Orrstown Financial Services, Inc.	900	24,093
Pacific Premier Bancorp, Inc.	9,830	235,920
Park National Corp.	1,425	193,586
Parke Bancorp, Inc.	758	13,057
Pathward Financial, Inc.	2,730	137,810
PCB Bancorp	873	14,256
Peapack-Gladstone Financial Corp.	1,683	40,947
Penns Woods Bancorp, Inc.	566	10,986
Peoples Bancorp, Inc.	3,365	99,638
Peoples Financial Services Corp.	676	29,142
Pioneer Bancorp, Inc.(1)	918	9,006
Plumas Bancorp	452	16,629
Ponce Financial Group, Inc.(1)	1,689	15,032
Preferred Bank/Los Angeles	1,331	102,181
Premier Financial Corp.	3,489	70,827
Primis Financial Corp.	1,573	19,143
Princeton Bancorp, Inc.	420	12,928
Provident Financial Services, Inc.	7,300	106,361
QCR Holdings, Inc.	1,639	99,553
RBB Bancorp	1,736	31,265
Red River Bancshares, Inc.	422	21,011
Renasant Corp.	5,488	171,884
Republic Bancorp, Inc., Class A	737	37,587
S&T Bancorp, Inc.	3,866	124,021
Sandy Spring Bancorp, Inc.	4,359	101,042
Seacoast Banking Corp. of Florida	8,726	221,553
ServisFirst Bancshares, Inc.	5,088	337,640
Shore Bancshares, Inc.	3,085	35,478
Sierra Bancorp	1,243	25,109
Simmons First National Corp., Class A	12,555	244,320
SmartFinancial, Inc.	1,564	32,953
South Plains Financial, Inc.	1,206	32,273
Southern First Bancshares, Inc.(1)	613	19,469
Southern Missouri Bancorp, Inc.	983	42,967
Southern States Bancshares, Inc.	620	16,070
Southside Bancshares, Inc.	2,903	84,855
SouthState Corp.	7,713	655,836
Security	Shares	Value
Banks (continued)
Stellar Bancorp, Inc.	4,840	$ 117,902
Sterling Bancorp, Inc.(1)	1,284	6,625
Stock Yards Bancorp, Inc.	2,698	131,959
Summit Financial Group, Inc.	955	25,938
Texas Capital Bancshares, Inc.(1)	4,717	290,331
Third Coast Bancshares, Inc.(1)	958	19,179
Timberland Bancorp, Inc.	623	16,771
Tompkins Financial Corp.	1,378	69,300
Towne Bank	6,978	195,803
TriCo Bancshares	3,089	113,613
Triumph Financial, Inc.(1)	2,209	175,218
TrustCo Bank Corp.	1,927	54,264
Trustmark Corp.	6,050	170,065
UMB Financial Corp.	4,420	384,496
United Bankshares, Inc.	13,227	473,394
United Community Banks, Inc.	11,976	315,208
Unity Bancorp, Inc.	528	14,573
Univest Financial Corp.	2,862	59,587
USCB Financial Holdings, Inc.	808	9,211
Valley National Bancorp	43,633	347,319
Veritex Holdings, Inc.	5,216	106,876
Virginia National Bankshares Corp.	390	11,739
WaFd, Inc.	6,887	199,930
Washington Trust Bancorp, Inc.	1,669	44,863
WesBanco, Inc.	5,737	171,020
West BanCorp, Inc.	1,387	24,730
Westamerica BanCorp	2,600	127,088
WSFS Financial Corp.	6,027	272,059
		$22,341,409
Beverages — 0.4%
Coca-Cola Consolidated, Inc.	481	$407,123
Duckhorn Portfolio, Inc.(1)	4,331	40,322
MGP Ingredients, Inc.	1,577	135,827
National Beverage Corp.(1)	2,357	111,863
Primo Water Corp.	16,211	295,202
Vita Coco Co., Inc.(1)	3,760	91,857
Zevia PBC, Class A(1)	2,059	2,409
		$1,084,603
Biotechnology — 7.6%
2seventy bio, Inc.(1)(2)	4,148	$22,192
4D Molecular Therapeutics, Inc.(1)	3,929	125,178
89bio, Inc.(1)	7,886	91,793
Aadi Bioscience, Inc.(1)	1,086	2,541
ACADIA Pharmaceuticals, Inc.(1)	12,544	231,939
ACELYRIN, Inc.(1)	7,243	48,890
Acrivon Therapeutics, Inc.(1)(2)	695	4,969
Actinium Pharmaceuticals, Inc.(1)	2,148	16,819
Adicet Bio, Inc.(1)	2,145	5,041
ADMA Biologics, Inc.(1)	20,929	138,131

CVT
Russell 2000® Small Cap Index Portfolio (formerly, Calvert VP Russell 2000® Small Cap Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Aerovate Therapeutics, Inc.(1)	772	$ 22,828
Agenus, Inc.(1)	34,082	19,768
Agios Pharmaceuticals, Inc.(1)	5,519	161,376
Akero Therapeutics, Inc.(1)	6,175	155,980
Aldeyra Therapeutics, Inc.(1)	3,846	12,576
Alector, Inc.(1)	6,260	37,685
Alkermes PLC(1)	16,721	452,637
Allakos, Inc.(1)	5,490	6,917
Allogene Therapeutics, Inc.(1)	8,104	36,225
Allovir, Inc.(1)	2,408	1,818
Alpine Immune Sciences, Inc.(1)	3,835	152,019
Altimmune, Inc.(1)(2)	5,470	55,685
ALX Oncology Holdings, Inc.(1)	2,790	31,109
Amicus Therapeutics, Inc.(1)	29,416	346,520
AnaptysBio, Inc.(1)	1,512	34,050
Anavex Life Sciences Corp.(1)	6,976	35,508
Anika Therapeutics, Inc.(1)	1,202	30,531
Annexon, Inc.(1)	6,718	48,168
Apogee Therapeutics, Inc.(1)	4,126	274,173
Arbutus Biopharma Corp.(1)	9,124	23,540
Arcellx, Inc.(1)	3,970	276,113
Arcturus Therapeutics Holdings, Inc.(1)	2,317	78,245
Arcus Biosciences, Inc.(1)	5,242	98,969
Arcutis Biotherapeutics, Inc.(1)	7,871	78,002
Ardelyx, Inc.(1)	23,865	174,214
ArriVent Biopharma, Inc.(1)	981	17,521
Arrowhead Pharmaceuticals, Inc.(1)	11,686	334,220
ARS Pharmaceuticals, Inc.(1)(2)	2,002	20,460
Astria Therapeutics, Inc.(1)	4,971	69,967
Atara Biotherapeutics, Inc.(1)	6,782	4,707
Aura Biosciences, Inc.(1)	2,268	17,804
Aurinia Pharmaceuticals, Inc.(1)	13,454	67,405
Avid Bioservices, Inc.(1)	6,166	41,312
Avidity Biosciences, Inc.(1)	7,024	179,252
Avita Medical, Inc.(1)	2,076	33,278
Beam Therapeutics, Inc.(1)	7,503	247,899
BioAtla, Inc.(1)	3,653	12,566
BioCryst Pharmaceuticals, Inc.(1)	18,832	95,667
Biohaven Ltd.(1)	6,823	373,150
Biomea Fusion, Inc.(1)	1,641	24,533
BioVie, Inc.(1)	274	145
Bioxcel Therapeutics, Inc.(1)	1,350	3,807
Bluebird Bio, Inc.(1)(2)	19,097	24,444
Blueprint Medicines Corp.(1)	6,142	582,630
Bridgebio Pharma, Inc.(1)	11,540	356,817
Cabaletta Bio, Inc.(1)	3,452	58,891
CareDx, Inc.(1)	5,133	54,358
Cargo Therapeutics, Inc.(1)	2,144	47,854
Caribou Biosciences, Inc.(1)	7,487	38,483
Carisma Therapeutics, Inc.(1)(2)	2,202	4,999
Cartesian Therapeutics, Inc.(1)	9,591	6,234
Security	Shares	Value
Biotechnology (continued)
Catalyst Pharmaceuticals, Inc.(1)	11,116	$ 177,189
Celcuity, Inc.(1)(2)	1,423	30,737
Celldex Therapeutics, Inc.(1)	6,198	260,130
Century Therapeutics, Inc.(1)	905	3,783
Cerevel Therapeutics Holdings, Inc.(1)	7,236	305,866
CG Oncology, Inc.(1)	2,320	101,848
Cogent Biosciences, Inc.(1)	8,129	54,627
Coherus Biosciences, Inc.(1)	9,819	23,467
Compass Therapeutics, Inc.(1)	7,536	14,921
Crinetics Pharmaceuticals, Inc.(1)	6,759	316,389
Cue Biopharma, Inc.(1)	2,854	5,394
Cullinan Oncology, Inc.(1)	2,599	44,287
Cytokinetics, Inc.(1)	9,381	657,702
Day One Biopharmaceuticals, Inc.(1)	6,279	103,729
Deciphera Pharmaceuticals, Inc.(1)	5,166	81,261
Denali Therapeutics, Inc.(1)	12,230	250,960
Design Therapeutics, Inc.(1)	2,570	10,357
Disc Medicine, Inc.(1)	885	55,100
Dynavax Technologies Corp.(1)	12,878	159,816
Dyne Therapeutics, Inc.(1)	5,896	167,387
Eagle Pharmaceuticals, Inc.(1)(2)	867	4,543
Editas Medicine, Inc.(1)	8,245	61,178
Emergent BioSolutions, Inc.(1)	3,841	9,718
Enanta Pharmaceuticals, Inc.(1)	1,973	34,449
Entrada Therapeutics, Inc.(1)	1,767	25,038
Erasca, Inc.(1)	4,957	10,211
Fate Therapeutics, Inc.(1)	8,358	61,348
Fennec Pharmaceuticals, Inc.(1)	1,499	16,669
FibroGen, Inc.(1)	7,057	16,584
Foghorn Therapeutics, Inc.(1)	1,534	10,293
Genelux Corp.(1)	1,860	11,960
Generation Bio Co.(1)	3,277	13,337
Geron Corp.(1)	49,479	163,281
Gritstone bio, Inc.(1)(2)	7,248	18,627
Halozyme Therapeutics, Inc.(1)	13,115	533,518
Heron Therapeutics, Inc.(1)(2)	7,128	19,745
HilleVax, Inc.(1)	2,714	45,134
Humacyte, Inc.(1)(2)	4,704	14,629
Ideaya Biosciences, Inc.(1)	6,562	287,941
IGM Biosciences, Inc.(1)	1,327	12,806
Immuneering Corp., Class A(1)	1,675	4,841
ImmunityBio, Inc.(1)	13,724	73,698
Immunovant, Inc.(1)	5,585	180,451
Inhibrx, Inc.(1)	3,412	119,284
Inozyme Pharma, Inc.(1)(2)	4,805	36,806
Insmed, Inc.(1)	13,786	374,014
Intellia Therapeutics, Inc.(1)	9,133	251,249
Iovance Biotherapeutics, Inc.(1)	22,989	340,697
Ironwood Pharmaceuticals, Inc.(1)	13,773	119,963
iTeos Therapeutics, Inc.(1)	2,444	33,336
Janux Therapeutics, Inc.(1)(2)	1,706	64,231

CVT
Russell 2000® Small Cap Index Portfolio (formerly, Calvert VP Russell 2000® Small Cap Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
KalVista Pharmaceuticals, Inc.(1)	2,468	$ 29,270
Karyopharm Therapeutics, Inc.(1)	6,194	9,353
Keros Therapeutics, Inc.(1)	2,560	169,472
Kezar Life Sciences, Inc.(1)	4,127	3,721
Kiniksa Pharmaceuticals Ltd., Class A(1)	3,094	61,045
Kodiak Sciences, Inc.(1)	2,568	13,508
Krystal Biotech, Inc.(1)	2,156	383,617
Kura Oncology, Inc.(1)	7,304	155,794
Kymera Therapeutics, Inc.(1)	4,070	163,614
Larimar Therapeutics, Inc.(1)	2,118	16,076
LENZ Therapeutics, Inc.	330	7,382
Lexeo Therapeutics, Inc.(1)	1,023	16,041
Lexicon Pharmaceuticals, Inc.(1)	8,867	21,281
Lineage Cell Therapeutics, Inc.(1)(2)	10,656	15,771
Lyell Immunopharma, Inc.(1)	17,114	38,164
MacroGenics, Inc.(1)	6,300	92,736
Madrigal Pharmaceuticals, Inc.(1)	1,476	394,151
MannKind Corp.(1)	25,517	115,592
MeiraGTx Holdings PLC(1)	2,356	14,301
Merrimack Pharmaceuticals, Inc.(1)	865	12,776
Mersana Therapeutics, Inc.(1)	9,896	44,334
MiMedx Group, Inc.(1)	11,316	87,133
Mineralys Therapeutics, Inc.(1)	1,872	24,168
Mirum Pharmaceuticals, Inc.(1)	2,637	66,241
Monte Rosa Therapeutics, Inc.(1)	2,241	15,799
Morphic Holding, Inc.(1)	3,804	133,901
Mural Oncology PLC(1)	1,648	8,059
Myriad Genetics, Inc.(1)	8,747	186,486
Nkarta, Inc.(1)	2,431	26,279
Novavax, Inc.(1)	11,298	54,004
Nurix Therapeutics, Inc.(1)	4,621	67,929
Nuvalent, Inc., Class A(1)	2,751	206,573
Nuvectis Pharma, Inc.(1)	566	4,641
Ocean Biomedical, Inc.(1)(2)	717	2,714
Olema Pharmaceuticals, Inc.(1)	2,217	25,096
Omega Therapeutics, Inc.(1)	2,013	7,347
Organogenesis Holdings, Inc.(1)	5,386	15,296
ORIC Pharmaceuticals, Inc.(1)	3,223	44,316
Outlook Therapeutics, Inc.(1)(2)	607	7,248
Ovid Therapeutics, Inc.(1)	4,924	15,018
PDS Biotechnology Corp.(1)	2,309	9,144
PepGen, Inc.(1)	1,175	17,273
PMV Pharmaceuticals, Inc.(1)	3,772	6,412
Poseida Therapeutics, Inc.(1)(2)	5,612	17,902
Precigen, Inc.(1)(2)	13,542	19,636
Prelude Therapeutics, Inc.(1)	819	3,882
Prime Medicine, Inc.(1)	3,901	27,307
ProKidney Corp.(1)(2)	4,510	7,396
Protagonist Therapeutics, Inc.(1)	5,912	171,034
Protalix BioTherapeutics, Inc.(1)	4,638	5,844
Prothena Corp. PLC(1)	4,368	108,195
Security	Shares	Value
Biotechnology (continued)
PTC Therapeutics, Inc.(1)	7,459	$ 216,982
Rallybio Corp.(1)	2,525	4,671
Rapt Therapeutics, Inc.(1)	2,913	26,159
Recursion Pharmaceuticals, Inc., Class A(1)	13,560	135,193
REGENXBIO, Inc.(1)	4,037	85,060
Relay Therapeutics, Inc.(1)	8,970	74,451
Reneo Pharmaceuticals, Inc.(1)	799	1,326
Replimune Group, Inc.(1)	4,017	32,819
REVOLUTION Medicines, Inc.(1)	13,911	448,352
Rhythm Pharmaceuticals, Inc.(1)	5,318	230,429
Rigel Pharmaceuticals, Inc.(1)	14,810	21,919
Rocket Pharmaceuticals, Inc.(1)	6,494	174,948
Sage Therapeutics, Inc.(1)	5,253	98,441
Sagimet Biosciences, Inc., Class A(1)(2)	525	2,846
Sana Biotechnology, Inc.(1)	9,266	92,660
Sangamo Therapeutics, Inc.(1)	9,803	6,570
Savara, Inc.(1)	9,054	45,089
Scholar Rock Holding Corp.(1)	5,742	101,978
Seres Therapeutics, Inc.(1)(2)	8,033	6,218
SpringWorks Therapeutics, Inc.(1)	6,947	341,931
Stoke Therapeutics, Inc.(1)	2,278	30,753
Summit Therapeutics, Inc.(1)	11,619	48,103
Sutro Biopharma, Inc.(1)	4,967	28,064
Syndax Pharmaceuticals, Inc.(1)	7,858	187,020
Tango Therapeutics, Inc.(1)	4,378	34,761
Tenaya Therapeutics, Inc.(1)	3,317	17,348
TG Therapeutics, Inc.(1)	14,355	218,340
Travere Therapeutics, Inc.(1)	7,238	55,805
Turnstone Biologics Corp.(1)	630	1,651
Twist Bioscience Corp.(1)	5,655	194,023
Tyra Biosciences, Inc.(1)	940	15,416
UroGen Pharma Ltd.(1)(2)	2,816	42,240
Vanda Pharmaceuticals, Inc.(1)	4,281	17,595
Vaxcyte, Inc.(1)	10,545	720,329
Vaxxinity, Inc., Class A(1)	3,519	2,525
Vera Therapeutics, Inc.(1)	4,000	172,480
Veracyte, Inc.(1)	7,233	160,283
Vericel Corp.(1)	4,732	246,159
Verve Therapeutics, Inc.(1)	6,570	87,250
Vigil Neuroscience, Inc.(1)	1,327	4,525
Viking Therapeutics, Inc.(1)	10,278	842,796
Vir Biotechnology, Inc.(1)	8,321	84,292
Viridian Therapeutics, Inc.(1)	4,961	86,867
Vor BioPharma, Inc.(1)	3,111	7,373
Voyager Therapeutics, Inc.(1)	3,923	36,523
X4 Pharmaceuticals, Inc.(1)	10,167	14,132
Xencor, Inc.(1)	5,763	127,535
XOMA Corp.(1)	604	14,526
Y-mAbs Therapeutics, Inc.(1)(2)	3,701	60,178
Zentalis Pharmaceuticals, Inc.(1)(2)	5,837	91,991
Zura Bio Ltd.(1)(2)	626	1,609

CVT
Russell 2000® Small Cap Index Portfolio (formerly, Calvert VP Russell 2000® Small Cap Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Zymeworks, Inc.(1)	5,616	$ 59,080
		$ 20,874,967
Broadline Retail — 0.1%
Big Lots, Inc.(1)	2,101	$ 9,097
ContextLogic, Inc., Class A(1)	1,423	8,097
Dillard's, Inc., Class A(2)	360	169,790
Qurate Retail, Inc., Class B(1)	110	498
Savers Value Village, Inc.(1)	2,598	50,090
		$237,572
Building Products — 2.0%
AAON, Inc.	6,847	$603,221
American Woodmark Corp.(1)	1,656	168,349
Apogee Enterprises, Inc.	2,197	130,062
AZZ, Inc.	2,467	190,724
CSW Industrials, Inc.	1,538	360,815
Gibraltar Industries, Inc.(1)	3,081	248,113
Griffon Corp.	3,928	288,080
Insteel Industries, Inc.	1,863	71,204
Janus International Group, Inc.(1)	8,442	127,727
JELD-WEN Holding, Inc.(1)	8,463	179,669
Masonite International Corp.(1)	2,186	287,350
MasterBrand, Inc.(1)	12,895	241,652
Quanex Building Products Corp.	3,282	126,127
Resideo Technologies, Inc.(1)	14,617	327,713
Simpson Manufacturing Co., Inc.	4,284	878,991
UFP Industries, Inc.	6,084	748,393
Zurn Elkay Water Solutions Corp., Class C	14,904	498,837
		$5,477,027
Capital Markets — 1.3%
AlTi Global, Inc.(1)(2)	1,737	$9,831
Artisan Partners Asset Management, Inc., Class A	6,364	291,280
AssetMark Financial Holdings, Inc.(1)	2,169	76,804
B. Riley Financial, Inc.	1,858	39,334
Bakkt Holdings, Inc.(1)	4,263	1,960
BGC Group, Inc., Class A	37,090	288,189
Brightsphere Investment Group, Inc.	3,238	73,956
Cohen & Steers, Inc.	2,585	198,761
Diamond Hill Investment Group, Inc.	250	38,542
Donnelley Financial Solutions, Inc.(1)	2,459	152,483
Forge Global Holdings, Inc.(1)	9,074	17,513
GCM Grosvenor, Inc., Class A	3,365	32,506
Hamilton Lane, Inc., Class A	3,680	414,957
MarketWise, Inc.	1,277	2,209
Moelis & Co., Class A	6,667	378,486
Open Lending Corp., Class A(1)	9,892	61,924
P10, Inc., Class A(2)	4,525	38,100
Patria Investments Ltd., Class A	5,365	79,617
Perella Weinberg Partners	4,355	61,536
Security	Shares	Value
Capital Markets (continued)
Piper Sandler Cos.	1,731	$ 343,586
PJT Partners, Inc., Class A	2,418	227,921
Silvercrest Asset Management Group, Inc., Class A	744	11,763
StepStone Group, Inc., Class A	5,363	191,674
StoneX Group, Inc.(1)	2,776	195,042
Value Line, Inc.	91	3,685
Victory Capital Holdings, Inc., Class A	2,755	116,895
Virtus Investment Partners, Inc.	689	170,858
WisdomTree, Inc.	13,617	125,140
		$3,644,552
Chemicals — 1.9%
AdvanSix, Inc.	2,633	$75,304
American Vanguard Corp.	2,506	32,453
Arcadium Lithium PLC(1)(2)	102,732	442,775
Aspen Aerogels, Inc.(1)	5,021	88,370
Avient Corp.	9,026	391,728
Balchem Corp.	3,229	500,333
Cabot Corp.	5,429	500,554
Core Molding Technologies, Inc.(1)	640	12,115
Danimer Scientific, Inc.(1)	7,000	7,630
Ecovyst, Inc.(1)	9,465	105,535
Hawkins, Inc.	1,924	147,763
HB Fuller Co.	5,400	430,596
Ingevity Corp.(1)	3,718	177,349
Innospec, Inc.	2,584	333,181
Intrepid Potash, Inc.(1)	831	17,335
Koppers Holdings, Inc.	2,005	110,616
Kronos Worldwide, Inc.	1,877	22,149
LSB Industries, Inc.(1)	5,423	47,614
Mativ Holdings, Inc.	5,420	101,625
Minerals Technologies, Inc.	3,236	243,606
Origin Materials, Inc.(1)	10,461	5,335
Orion SA	5,576	131,147
Perimeter Solutions SA(1)	15,459	114,706
PureCycle Technologies, Inc.(1)(2)	11,545	71,810
Quaker Chemical Corp.	1,439	295,355
Rayonier Advanced Materials, Inc.(1)	5,330	25,477
Sensient Technologies Corp.	4,360	301,668
Stepan Co.	2,118	190,705
Trinseo PLC	3,452	13,048
Tronox Holdings PLC	11,640	201,954
Valhi, Inc.	189	3,247
		$5,143,083
Commercial Services & Supplies — 1.5%
ABM Industries, Inc.	6,286	$280,481
ACCO Brands Corp.	9,262	51,960
ACV Auctions, Inc., Class A(1)	12,632	237,103
Aris Water Solutions, Inc., Class A	2,469	34,936
BrightView Holdings, Inc.(1)	3,485	41,471

CVT
Russell 2000® Small Cap Index Portfolio (formerly, Calvert VP Russell 2000® Small Cap Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Commercial Services & Supplies (continued)
Brink's Co.	4,461	$ 412,107
Casella Waste Systems, Inc., Class A(1)	5,707	564,251
CECO Environmental Corp.(1)	3,074	70,763
Cimpress PLC(1)	1,772	156,840
CompX International, Inc.	124	4,253
CoreCivic, Inc.(1)	11,304	176,455
Deluxe Corp.	4,327	89,093
Ennis, Inc.	2,271	46,578
Enviri Corp.(1)	7,844	71,773
GEO Group, Inc.(1)	11,837	167,138
Healthcare Services Group, Inc.(1)	7,399	92,340
HNI Corp.	4,591	207,192
Interface, Inc.	5,657	95,151
LanzaTech Global, Inc.(1)(2)	1,704	5,274
Li-Cycle Holdings Corp.(1)	13,610	14,018
Liquidity Services, Inc.(1)	2,122	39,469
Matthews International Corp., Class A	2,954	91,810
MillerKnoll, Inc.	7,551	186,963
Montrose Environmental Group, Inc.(1)	2,773	108,618
NL Industries, Inc.	532	3,900
OPENLANE, Inc.(1)	10,732	185,664
Performant Financial Corp.(1)	5,558	16,341
Pitney Bowes, Inc.	17,315	74,974
Quad/Graphics, Inc.	2,612	13,870
SP Plus Corp.(1)	1,931	100,837
Steelcase, Inc., Class A	9,597	125,529
UniFirst Corp.	1,554	269,510
Viad Corp.(1)	2,008	79,296
VSE Corp.	1,283	102,640
		$4,218,598
Communications Equipment — 0.5%
ADTRAN Holdings, Inc.	7,756	$42,193
Aviat Networks, Inc.(1)	1,092	41,867
Calix, Inc.(1)	6,108	202,541
Cambium Networks Corp.(1)	659	2,840
Clearfield, Inc.(1)	1,291	39,814
CommScope Holding Co., Inc.(1)	20,601	26,987
Comtech Telecommunications Corp.(1)	2,055	7,049
Digi International, Inc.(1)	3,494	111,563
DZS, Inc.(1)	1,018	1,344
Extreme Networks, Inc.(1)	13,070	150,828
Harmonic, Inc.(1)	10,947	147,128
Infinera Corp.(1)	19,826	119,551
KVH Industries, Inc.(1)	1,549	7,900
NETGEAR, Inc.(1)	2,438	38,447
NetScout Systems, Inc.(1)	7,183	156,877
Ribbon Communications, Inc.(1)	8,663	27,722
Viavi Solutions, Inc.(1)	22,226	202,034
		$1,326,685
Security	Shares	Value
Construction & Engineering — 1.9%
Ameresco, Inc., Class A(1)	3,197	$ 77,144
API Group Corp.(1)	21,189	832,092
Arcosa, Inc.	4,842	415,734
Argan, Inc.	1,271	64,236
Bowman Consulting Group Ltd.(1)	1,118	38,895
Comfort Systems USA, Inc.	3,533	1,122,470
Concrete Pumping Holdings, Inc.(1)	2,145	16,946
Construction Partners, Inc., Class A(1)	4,279	240,266
Dycom Industries, Inc.(1)	2,861	410,639
Fluor Corp.(1)	14,446	610,777
Granite Construction, Inc.	4,569	261,027
Great Lakes Dredge & Dock Corp.(1)	6,469	56,604
IES Holdings, Inc.(1)	808	98,285
INNOVATE Corp.(1)	3,792	2,657
Limbach Holdings, Inc.(1)	760	31,479
MYR Group, Inc.(1)	1,703	301,005
Northwest Pipe Co.(1)	837	29,027
Primoris Services Corp.	5,279	224,727
Southland Holdings, Inc.(1)	310	1,597
Sterling Infrastructure, Inc.(1)	2,988	329,606
Tutor Perini Corp.(1)	4,396	63,566
		$5,228,779
Construction Materials — 0.4%
Knife River Corp.(1)	5,697	$461,913
Summit Materials, Inc., Class A(1)	12,050	537,069
United States Lime & Minerals, Inc.	203	60,522
		$1,059,504
Consumer Finance — 0.7%
Atlanticus Holdings Corp.(1)	446	$13,197
Bread Financial Holdings, Inc.	5,018	186,870
Consumer Portfolio Services, Inc.(1)	1,073	8,112
Encore Capital Group, Inc.(1)	2,310	105,359
Enova International, Inc.(1)	2,829	177,746
FirstCash Holdings, Inc.	3,795	484,014
Green Dot Corp., Class A(1)	4,617	43,077
LendingClub Corp.(1)	10,579	92,989
LendingTree, Inc.(1)	911	38,572
Navient Corp.	8,325	144,855
Nelnet, Inc., Class A	1,336	126,452
NerdWallet, Inc., Class A(1)	3,499	51,435
OppFi, Inc.(1)	1,009	2,523
PRA Group, Inc.(1)	3,840	100,147
PROG Holdings, Inc.	4,604	158,562
Regional Management Corp.	671	16,245
Upstart Holdings, Inc.(1)	7,582	203,880
World Acceptance Corp.(1)	369	53,498
		$2,007,533

CVT
Russell 2000® Small Cap Index Portfolio (formerly, Calvert VP Russell 2000® Small Cap Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Staples Distribution & Retail — 0.6%
Andersons, Inc.	3,200	$ 183,584
Chefs' Warehouse, Inc.(1)	3,500	131,810
HF Foods Group, Inc.(1)	3,141	10,994
Ingles Markets, Inc., Class A	1,398	107,199
Natural Grocers by Vitamin Cottage, Inc.	875	15,794
PriceSmart, Inc.	2,572	216,048
SpartanNash Co.	3,443	69,583
Sprouts Farmers Market, Inc.(1)	10,298	664,015
United Natural Foods, Inc.(1)	5,890	67,676
Village Super Market, Inc., Class A	640	18,310
Weis Markets, Inc.	1,638	105,487
		$1,590,500
Containers & Packaging — 0.3%
Greif, Inc., Class A	2,462	$170,001
Greif, Inc., Class B	446	31,006
Myers Industries, Inc.	3,634	84,200
O-I Glass, Inc.(1)	16,093	266,983
Pactiv Evergreen, Inc.	4,146	59,371
Ranpak Holdings Corp.(1)	4,233	33,313
TriMas Corp.	4,125	110,261
		$755,135
Distributors — 0.0%(3)
Weyco Group, Inc.	443	$14,123
		$14,123
Diversified Consumer Services — 1.0%
2U, Inc.(1)	7,725	$3,010
Adtalem Global Education, Inc.(1)	4,118	211,665
Carriage Services, Inc.	1,188	32,124
Chegg, Inc.(1)	11,742	88,887
Coursera, Inc.(1)	13,485	189,060
Duolingo, Inc.(1)	2,962	653,358
European Wax Center, Inc., Class A(1)	3,368	43,717
frontdoor, Inc.(1)	8,182	266,570
Graham Holdings Co., Class B	347	266,385
Laureate Education, Inc.	13,026	189,789
Lincoln Educational Services Corp.(1)	1,956	20,205
Nerdy, Inc.(1)(2)	4,065	11,829
OneSpaWorld Holdings Ltd.(1)	8,366	110,682
Perdoceo Education Corp.	6,679	117,283
Strategic Education, Inc.	2,250	234,270
Stride, Inc.(1)	4,393	276,979
Udemy, Inc.(1)	9,103	99,951
Universal Technical Institute, Inc.(1)	3,395	54,116
WW International, Inc.(1)	5,378	9,949
		$2,879,829
Security	Shares	Value
Diversified REITs — 0.5%
Alexander & Baldwin, Inc.	7,211	$ 118,765
Alpine Income Property Trust, Inc.	1,076	16,442
American Assets Trust, Inc.	4,853	106,329
Armada Hoffler Properties, Inc.	6,697	69,649
Broadstone Net Lease, Inc.	19,475	305,173
CTO Realty Growth, Inc.	2,168	36,748
Empire State Realty Trust, Inc., Class A	13,132	133,027
Essential Properties Realty Trust, Inc.	15,567	415,016
Gladstone Commercial Corp.	3,969	54,931
Global Net Lease, Inc.	19,351	150,357
NexPoint Diversified Real Estate Trust	2,642	17,437
One Liberty Properties, Inc.	1,306	29,503
		$1,453,377
Diversified Telecommunication Services — 0.4%
Anterix, Inc.(1)	1,290	$43,357
AST SpaceMobile, Inc.(1)(2)	8,057	23,365
ATN International, Inc.	967	30,465
Bandwidth, Inc., Class A(1)	2,355	43,002
Cogent Communications Holdings, Inc.	4,535	296,272
Consolidated Communications Holdings, Inc.(1)	7,940	34,301
Globalstar, Inc.(1)	68,614	100,863
IDT Corp., Class B	1,536	58,076
Liberty Latin America Ltd., Class A(1)	3,362	23,433
Liberty Latin America Ltd., Class C(1)	14,300	99,957
Lumen Technologies, Inc.(1)(2)	100,196	156,306
Ooma, Inc.(1)	2,353	20,071
Shenandoah Telecommunications Co.	4,830	83,897
		$1,013,365
Electric Utilities — 0.6%
ALLETE, Inc.	5,769	$344,063
Genie Energy Ltd., Class B	2,047	30,869
MGE Energy, Inc.	3,780	297,562
Otter Tail Corp.	4,121	356,054
PNM Resources, Inc.	8,567	322,462
Portland General Electric Co.	10,247	430,374
		$1,781,384
Electrical Equipment — 1.4%
Allient, Inc.	1,377	$49,131
Amprius Technologies, Inc.(1)	444	1,177
Array Technologies, Inc.(1)	15,690	233,938
Atkore, Inc.	3,717	707,568
Babcock & Wilcox Enterprises, Inc.(1)	4,352	4,918
Blink Charging Co.(1)(2)	4,552	13,701
Bloom Energy Corp., Class A(1)	19,954	224,283
Dragonfly Energy Holdings Corp.(1)(2)	1,257	679
Encore Wire Corp.	1,501	394,433
Energy Vault Holdings, Inc.(1)	7,973	14,272

CVT
Russell 2000® Small Cap Index Portfolio (formerly, Calvert VP Russell 2000® Small Cap Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electrical Equipment (continued)
EnerSys	4,073	$ 384,736
Enovix Corp.(1)	14,355	114,983
Eos Energy Enterprises, Inc.(1)	8,888	9,155
ESS Tech, Inc.(1)	6,050	4,376
Fluence Energy, Inc.(1)(2)	5,682	98,526
FTC Solar, Inc.(1)	6,274	3,382
FuelCell Energy, Inc.(1)(2)	47,099	56,048
GrafTech International Ltd.(2)	19,266	26,587
LSI Industries, Inc.	2,901	43,863
NEXTracker, Inc., Class A(1)	12,626	710,465
NuScale Power Corp.(1)	5,586	29,662
Powell Industries, Inc.	949	135,043
Preformed Line Products Co.	222	28,565
SES AI Corp.(1)	10,311	17,322
Shoals Technologies Group, Inc., Class A(1)	17,762	198,579
SKYX Platforms Corp.(1)(2)	4,695	6,150
Stem, Inc.(1)	14,154	30,997
SunPower Corp.(1)	8,679	26,037
Thermon Group Holdings, Inc.(1)	3,323	108,728
TPI Composites, Inc.(1)	4,132	12,024
Vicor Corp.(1)	2,205	84,319
		$3,773,647
Electronic Equipment, Instruments & Components — 2.6%
908 Devices, Inc.(1)(2)	1,442	$10,887
Advanced Energy Industries, Inc.	3,754	382,833
Aeva Technologies, Inc.(1)	1,633	6,418
Akoustis Technologies, Inc.(1)(2)	4,010	2,370
Arlo Technologies, Inc.(1)	8,587	108,626
Badger Meter, Inc.	2,967	480,090
Bel Fuse, Inc., Class B	1,032	62,240
Belden, Inc.	4,158	385,072
Benchmark Electronics, Inc.	3,516	105,515
Climb Global Solutions, Inc.	343	24,312
CTS Corp.	3,118	145,891
Daktronics, Inc.(1)	3,227	32,141
ePlus, Inc.(1)	2,642	207,503
Evolv Technologies Holdings, Inc.(1)	11,113	49,453
Fabrinet(1)	3,729	704,856
FARO Technologies, Inc.(1)	1,964	42,246
Insight Enterprises, Inc.(1)	2,806	520,569
Iteris, Inc.(1)	3,528	17,428
Itron, Inc.(1)	4,586	424,297
Kimball Electronics, Inc.(1)	2,480	53,692
Knowles Corp.(1)	8,936	143,870
Lightwave Logic, Inc.(1)	11,312	52,940
Luna Innovations, Inc.(1)	2,653	8,503
Methode Electronics, Inc.	3,514	42,800
MicroVision, Inc.(1)	17,448	32,104
Mirion Technologies, Inc.(1)	20,751	235,939
Napco Security Technologies, Inc.	3,439	138,110
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
nLIGHT, Inc.(1)	4,350	$ 56,550
Novanta, Inc.(1)	3,627	633,891
OSI Systems, Inc.(1)	1,668	238,224
PAR Technology Corp.(1)	2,648	120,113
PC Connection, Inc.	1,129	74,435
Plexus Corp.(1)	2,843	269,573
Presto Automation, Inc.(1)(2)	263	46
Richardson Electronics Ltd.	988	9,099
Rogers Corp.(1)	1,794	212,930
Sanmina Corp.(1)	5,499	341,928
ScanSource, Inc.(1)	2,484	109,395
SmartRent, Inc.(1)	18,178	48,717
TTM Technologies, Inc.(1)	10,170	159,160
Vishay Intertechnology, Inc.	12,694	287,900
Vishay Precision Group, Inc.(1)	1,011	35,719
Vuzix Corp.(1)(2)	4,601	5,567
		$7,023,952
Energy Equipment & Services — 2.5%
Archrock, Inc.	13,823	$271,898
Atlas Energy Solutions, Inc.(2)	1,344	30,401
Borr Drilling Ltd.(1)(2)	22,746	155,810
Bristow Group, Inc.(1)	2,348	63,866
Cactus, Inc., Class A	6,696	335,403
ChampionX Corp.	19,833	711,806
Core Laboratories, Inc.	4,661	79,610
Diamond Offshore Drilling, Inc.(1)	10,114	137,955
DMC Global, Inc.(1)	1,926	37,538
Dril-Quip, Inc.(1)	3,383	76,219
Expro Group Holdings NV(1)	8,768	175,097
Forum Energy Technologies, Inc.(1)	810	16,184
Helix Energy Solutions Group, Inc.(1)	14,305	155,066
Helmerich & Payne, Inc.	9,718	408,739
KLX Energy Services Holdings, Inc.(1)	1,046	8,096
Kodiak Gas Services, Inc.	1,541	42,131
Liberty Energy, Inc.	16,397	339,746
Mammoth Energy Services, Inc.(1)	1,924	7,003
Nabors Industries Ltd.(1)	911	78,464
Newpark Resources, Inc.(1)	7,671	55,385
Noble Corp. PLC	11,382	551,913
Oceaneering International, Inc.(1)	9,991	233,789
Oil States International, Inc.(1)	6,222	38,328
Patterson-UTI Energy, Inc.	35,290	421,363
ProFrac Holding Corp., Class A(1)	1,873	15,658
ProPetro Holding Corp.(1)	9,803	79,208
Ranger Energy Services, Inc.	1,283	14,485
RPC, Inc.	8,391	64,946
SEACOR Marine Holdings, Inc.(1)	1,989	27,727
Seadrill Ltd.(1)	4,675	235,153
Select Water Solutions, Inc.	8,402	77,550
Solaris Oilfield Infrastructure, Inc., Class A	2,541	22,031

CVT
Russell 2000® Small Cap Index Portfolio (formerly, Calvert VP Russell 2000® Small Cap Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Energy Equipment & Services (continued)
TETRA Technologies, Inc.(1)	12,362	$ 54,764
Tidewater, Inc.(1)	4,724	434,608
U.S. Silica Holdings, Inc.(1)	7,493	92,988
Valaris Ltd.(1)	5,940	447,044
Weatherford International PLC(1)	7,112	820,867
		$ 6,818,839
Entertainment — 0.4%
Atlanta Braves Holdings, Inc., Class A(1)	991	$ 41,523
Atlanta Braves Holdings, Inc., Class C(1)	4,717	184,246
Cinemark Holdings, Inc.(1)	10,928	196,376
Eventbrite, Inc., Class A(1)	7,686	42,119
IMAX Corp.(1)	4,433	71,682
Lions Gate Entertainment Corp., Class A(1)	5,843	58,138
Lions Gate Entertainment Corp., Class B(1)	12,478	116,170
Loop Media, Inc.(1)	3,011	1,103
Madison Square Garden Entertainment Corp.(1)	3,965	155,468
Marcus Corp.	2,510	35,793
Playstudios, Inc.(1)	8,439	23,460
Reservoir Media, Inc.(1)(2)	1,534	12,165
Sphere Entertainment Co.(1)	2,593	127,264
Vivid Seats, Inc., Class A(1)	7,449	44,619
		$1,110,126
Financial Services — 2.4%
Acacia Research Corp.(1)	3,139	$16,731
Alerus Financial Corp.	1,781	38,879
A-Mark Precious Metals, Inc.(2)	1,891	58,035
AvidXchange Holdings, Inc.(1)	14,850	195,277
Banco Latinoamericano de Comercio Exterior SA	2,713	80,359
Cannae Holdings, Inc.(1)	7,115	158,238
Cantaloupe, Inc.(1)	5,937	38,175
Cass Information Systems, Inc.	1,350	65,030
Compass Diversified Holdings	6,280	151,160
Enact Holdings, Inc.	2,983	93,010
Essent Group Ltd.	10,591	630,270
EVERTEC, Inc.	6,769	270,083
Federal Agricultural Mortgage Corp., Class C	907	178,570
Finance of America Cos., Inc., Class A(1)	2,618	1,924
Flywire Corp.(1)	11,007	273,084
I3 Verticals, Inc., Class A(1)	2,239	51,251
International Money Express, Inc.(1)	3,046	69,540
Jackson Financial, Inc., Class A	7,968	527,004
Marqeta, Inc., Class A(1)	48,722	290,383
Merchants Bancorp	1,566	67,620
Mr. Cooper Group, Inc.(1)	6,497	506,441
NewtekOne, Inc.	1,925	21,175
NMI Holdings, Inc., Class A(1)	8,160	263,894
Ocwen Financial Corp.(1)	531	14,342
Pagseguro Digital Ltd., Class A(1)	20,567	293,697
Payoneer Global, Inc.(1)	26,342	128,022
Security	Shares	Value
Financial Services (continued)
Paysafe Ltd.(1)	3,202	$ 50,560
Paysign, Inc.(1)	2,696	9,867
PennyMac Financial Services, Inc.	2,643	240,751
Priority Technology Holdings, Inc.(1)	578	1,890
Radian Group, Inc.	15,338	513,363
Remitly Global, Inc.(1)	13,787	285,942
Repay Holdings Corp.(1)	8,014	88,154
Security National Financial Corp., Class A(1)	1,031	8,155
StoneCo Ltd., Class A(1)	29,415	488,583
SWK Holdings Corp.(1)	267	4,651
Velocity Financial, Inc.(1)	672	12,096
Walker & Dunlop, Inc.	3,295	332,993
Waterstone Financial, Inc.	1,822	22,174
		$6,541,373
Food Products — 0.9%
Alico, Inc.	470	$13,762
B&G Foods, Inc.	7,068	80,858
Benson Hill, Inc.(1)(2)	12,841	2,575
Beyond Meat, Inc.(1)	5,892	48,786
BRC, Inc., Class A(1)(2)	1,925	8,239
Calavo Growers, Inc.	1,707	47,472
Cal-Maine Foods, Inc.	4,252	250,230
Dole PLC	7,110	84,822
Forafric Global PLC(1)(2)	431	4,465
Fresh Del Monte Produce, Inc.	3,359	87,032
Hain Celestial Group, Inc.(1)	8,890	69,875
J&J Snack Foods Corp.	1,560	225,514
John B. Sanfilippo & Son, Inc.	891	94,375
Lancaster Colony Corp.	1,950	404,878
Limoneira Co.	1,446	28,284
Mission Produce, Inc.(1)	4,781	56,750
Seneca Foods Corp., Class A(1)	439	24,979
Simply Good Foods Co.(1)	9,069	308,618
SunOpta, Inc.(1)	8,959	61,548
TreeHouse Foods, Inc.(1)	5,335	207,798
Utz Brands, Inc.	7,158	131,994
Vital Farms, Inc.(1)	3,012	70,029
Westrock Coffee Co.(1)	2,346	24,234
		$2,337,117
Gas Utilities — 0.9%
Brookfield Infrastructure Corp., Class A	12,078	$435,291
Chesapeake Utilities Corp.	2,204	236,489
New Jersey Resources Corp.	9,795	420,303
Northwest Natural Holding Co.	3,571	132,913
ONE Gas, Inc.	5,509	355,496
RGC Resources, Inc.	661	13,379
Southwest Gas Holdings, Inc.	6,220	473,528

CVT
Russell 2000® Small Cap Index Portfolio (formerly, Calvert VP Russell 2000® Small Cap Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Gas Utilities (continued)
Spire, Inc.	5,340	$ 327,716
		$ 2,395,115
Ground Transportation — 0.4%
ArcBest Corp.	2,399	$ 341,858
Covenant Logistics Group, Inc.	703	32,591
Daseke, Inc.(1)	3,140	26,062
FTAI Infrastructure, Inc.	8,174	51,333
Heartland Express, Inc.	4,623	55,199
Marten Transport Ltd.	5,775	106,722
PAM Transportation Services, Inc.(1)	502	8,137
RXO, Inc.(1)	12,038	263,271
Universal Logistics Holdings, Inc.	475	17,513
Werner Enterprises, Inc.	6,559	256,588
		$1,159,274
Health Care Equipment & Supplies — 2.5%
Accuray, Inc.(1)	7,702	$19,024
Alphatec Holdings, Inc.(1)	9,548	131,667
AngioDynamics, Inc.(1)	2,837	16,653
Artivion, Inc.(1)	3,885	82,207
AtriCure, Inc.(1)	4,629	140,814
Atrion Corp.	137	63,506
Avanos Medical, Inc.(1)	4,598	91,546
AxoGen, Inc.(1)	4,047	32,659
Axonics, Inc.(1)	4,962	342,229
Beyond Air, Inc.(1)	2,117	3,684
Butterfly Network, Inc.(1)	13,763	14,864
Cerus Corp.(1)	17,500	33,075
ClearPoint Neuro, Inc.(1)	1,893	12,872
CONMED Corp.	3,175	254,254
Cutera, Inc.(1)(2)	1,245	1,830
CVRx, Inc.(1)	918	16,717
Embecta Corp.	5,742	76,196
Glaukos Corp.(1)	4,777	450,423
Haemonetics Corp.(1)	5,003	427,006
Inari Medical, Inc.(1)	5,539	265,761
Inmode Ltd.(1)	7,698	166,354
Inogen, Inc.(1)	1,598	12,896
Integer Holdings Corp.(1)	3,313	386,561
iRadimed Corp.	721	31,717
iRhythm Technologies, Inc.(1)	3,061	355,076
KORU Medical Systems, Inc.(1)	2,887	6,813
Lantheus Holdings, Inc.(1)	6,850	426,344
LeMaitre Vascular, Inc.	1,962	130,198
LivaNova PLC(1)	5,617	314,215
Merit Medical Systems, Inc.(1)	5,728	433,896
Neogen Corp.(1)	21,950	346,371
Nevro Corp.(1)	3,529	50,959
Omnicell, Inc.(1)	4,467	130,570
OraSure Technologies, Inc.(1)	7,452	45,830
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Orchestra BioMed Holdings, Inc.(1)(2)	1,396	$ 7,357
Orthofix Medical, Inc.(1)	3,494	50,733
OrthoPediatrics Corp.(1)	1,565	45,635
Outset Medical, Inc.(1)	4,911	10,902
Paragon 28, Inc.(1)	3,915	48,350
PROCEPT BioRobotics Corp.(1)	4,178	206,477
Pulmonx Corp.(1)	3,617	33,530
Pulse Biosciences, Inc.(1)	1,334	11,619
RxSight, Inc.(1)	2,943	151,800
Sanara Medtech, Inc.(1)	313	11,581
Semler Scientific, Inc.(1)	413	12,064
SI-BONE, Inc.(1)	4,118	67,412
Sight Sciences, Inc.(1)	1,732	9,145
Silk Road Medical, Inc.(1)	3,818	69,946
STAAR Surgical Co.(1)	4,831	184,931
SurModics, Inc.(1)	1,426	41,839
Tactile Systems Technology, Inc.(1)	2,295	37,294
Tela Bio, Inc.(1)	1,311	7,433
TransMedics Group, Inc.(1)	3,284	242,819
Treace Medical Concepts, Inc.(1)	4,493	58,634
UFP Technologies, Inc.(1)	705	177,801
Utah Medical Products, Inc.	296	21,049
Varex Imaging Corp.(1)	3,855	69,776
Vicarious Surgical, Inc.(1)	4,091	1,233
Zimvie, Inc.(1)	2,549	42,033
Zynex, Inc.(1)(2)	1,511	18,691
		$6,954,871
Health Care Providers & Services — 2.5%
23andMe Holding Co., Class A(1)(2)	25,630	$13,635
Accolade, Inc.(1)	6,560	68,749
AdaptHealth Corp.(1)	9,594	110,427
Addus HomeCare Corp.(1)	1,555	160,694
Agiliti, Inc.(1)	2,448	24,774
AirSculpt Technologies, Inc.(1)	508	3,119
Alignment Healthcare, Inc.(1)	7,871	39,040
AMN Healthcare Services, Inc.(1)	3,919	244,977
Astrana Health, Inc.(1)	4,257	178,751
Aveanna Healthcare Holdings, Inc.(1)	3,026	7,535
BrightSpring Health Services, Inc.(1)	5,379	58,470
Brookdale Senior Living, Inc.(1)	18,689	123,534
CareMax, Inc.(1)(2)	150	723
Castle Biosciences, Inc.(1)	2,450	54,267
Community Health Systems, Inc.(1)	12,400	43,400
CorVel Corp.(1)	867	227,986
Cross Country Healthcare, Inc.(1)	3,421	64,041
DocGo, Inc.(1)(2)	7,671	30,991
Enhabit, Inc.(1)	4,967	57,865
Ensign Group, Inc.	5,523	687,172
Fulgent Genetics, Inc.(1)	2,034	44,138
Guardant Health, Inc.(1)	11,693	241,227

CVT
Russell 2000® Small Cap Index Portfolio (formerly, Calvert VP Russell 2000® Small Cap Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services (continued)
HealthEquity, Inc.(1)	8,493	$ 693,284
Hims & Hers Health, Inc.(1)	12,146	187,899
InfuSystem Holdings, Inc.(1)	1,500	12,855
Innovage Holding Corp.(1)	1,437	6,380
Joint Corp.(1)	1,060	13,844
LifeStance Health Group, Inc.(1)	10,545	65,063
ModivCare, Inc.(1)	1,257	29,477
Nano-X Imaging Ltd.(1)(2)	4,525	44,209
National HealthCare Corp.	1,241	117,287
National Research Corp.	1,412	55,929
NeoGenomics, Inc.(1)	13,191	207,362
OPKO Health, Inc.(1)(2)	39,779	47,735
Option Care Health, Inc.(1)	16,937	568,067
Owens & Minor, Inc.(1)	7,381	204,527
P3 Health Partners, Inc.(1)	1,908	1,965
Patterson Cos., Inc.	8,334	230,435
Pediatrix Medical Group, Inc.(1)	8,364	83,891
Pennant Group, Inc.(1)	2,839	55,730
PetIQ, Inc.(1)	2,696	49,283
Privia Health Group, Inc.(1)	11,659	228,400
Progyny, Inc.(1)	8,228	313,898
Quipt Home Medical Corp.(1)	3,332	14,561
RadNet, Inc.(1)	6,237	303,492
Select Medical Holdings Corp.	10,765	324,565
Surgery Partners, Inc.(1)	7,666	228,677
U.S. Physical Therapy, Inc.	1,466	165,467
Viemed Healthcare, Inc.(1)	2,819	26,583
		$6,766,380
Health Care REITs — 0.5%
CareTrust REIT, Inc.	11,965	$291,587
Community Healthcare Trust, Inc.	2,538	67,384
Diversified Healthcare Trust	23,576	57,997
Global Medical REIT, Inc.	6,063	53,051
LTC Properties, Inc.	4,077	132,543
National Health Investors, Inc.	4,325	271,740
Sabra Health Care REIT, Inc.	23,103	341,231
Universal Health Realty Income Trust	1,333	48,935
		$1,264,468
Health Care Technology — 0.3%
American Well Corp., Class A(1)	24,368	$19,755
Definitive Healthcare Corp.(1)	4,806	38,785
Evolent Health, Inc., Class A(1)	11,404	373,937
Health Catalyst, Inc.(1)	5,546	41,761
HealthStream, Inc.	2,408	64,197
Multiplan Corp.(1)	37,631	30,526
OptimizeRx Corp.(1)	1,258	15,285
Phreesia, Inc.(1)	5,486	131,280
Schrodinger, Inc.(1)	5,415	146,205
Sharecare, Inc.(1)	30,413	23,342
Security	Shares	Value
Health Care Technology (continued)
Simulations Plus, Inc.	1,576	$ 64,853
TruBridge, Inc.(1)	1,409	12,991
		$ 962,917
Hotel & Resort REITs — 0.8%
Apple Hospitality REIT, Inc.	21,521	$ 352,514
Braemar Hotels & Resorts, Inc.	5,189	10,378
Chatham Lodging Trust	4,756	48,083
DiamondRock Hospitality Co.	20,908	200,926
Pebblebrook Hotel Trust	12,078	186,122
RLJ Lodging Trust	15,814	186,921
Ryman Hospitality Properties, Inc.	5,912	683,486
Service Properties Trust	16,396	111,165
Summit Hotel Properties, Inc.	10,419	67,828
Sunstone Hotel Investors, Inc.	21,582	240,424
Xenia Hotels & Resorts, Inc.	11,095	166,536
		$2,254,383
Hotels, Restaurants & Leisure — 2.1%
Accel Entertainment, Inc.(1)	5,320	$62,723
Bally's Corp.(1)	2,436	33,958
Biglari Holdings, Inc., Class B(1)	80	15,174
BJ's Restaurants, Inc.(1)	2,245	81,224
Bloomin' Brands, Inc.	9,079	260,386
Bowlero Corp., Class A(2)	2,312	31,674
Brinker International, Inc.(1)	4,361	216,655
Carrols Restaurant Group, Inc.	3,035	28,863
Century Casinos, Inc.(1)(2)	1,662	5,252
Cheesecake Factory, Inc.	4,823	174,352
Chuy's Holdings, Inc.(1)	1,795	60,545
Cracker Barrel Old Country Store, Inc.(2)	2,194	159,570
Dave & Buster's Entertainment, Inc.(1)	3,378	211,463
Denny's Corp.(1)	4,997	44,773
Dine Brands Global, Inc.	1,555	72,276
El Pollo Loco Holdings, Inc.(1)	2,823	27,496
Everi Holdings, Inc.(1)	8,390	84,320
First Watch Restaurant Group, Inc.(1)	2,227	54,829
Full House Resorts, Inc.(1)	2,565	14,287
Global Business Travel Group, Inc. (1)	2,665	16,017
Golden Entertainment, Inc.	2,012	74,102
Hilton Grand Vacations, Inc.(1)	7,872	371,637
Inspired Entertainment, Inc.(1)	1,661	16,378
International Game Technology PLC	11,248	254,092
Jack in the Box, Inc.	2,064	141,343
Krispy Kreme, Inc.(2)	8,703	132,590
Kura Sushi USA, Inc., Class A(1)	575	66,217
Life Time Group Holdings, Inc.(1)	4,439	68,893
Light & Wonder, Inc.(1)	9,020	920,852
Lindblad Expeditions Holdings, Inc.(1)	3,449	32,179
Monarch Casino & Resort, Inc.	1,339	100,412
Mondee Holdings, Inc.(1)(2)	3,749	8,660

CVT
Russell 2000® Small Cap Index Portfolio (formerly, Calvert VP Russell 2000® Small Cap Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Nathan's Famous, Inc.	233	$ 16,496
Noodles & Co.(1)	3,189	6,091
ONE Group Hospitality, Inc.(1)	1,532	8,533
Papa John's International, Inc.	3,297	219,580
PlayAGS, Inc.(1)	3,050	27,389
Portillo's, Inc., Class A(1)	4,222	59,868
Potbelly Corp.(1)	2,155	26,097
RCI Hospitality Holdings, Inc.	845	49,010
Red Robin Gourmet Burgers, Inc.(1)	1,311	10,042
Red Rock Resorts, Inc., Class A	4,931	294,972
Rush Street Interactive, Inc.(1)	6,153	40,056
Sabre Corp.(1)	32,581	78,846
Shake Shack, Inc., Class A(1)	3,769	392,089
Six Flags Entertainment Corp.(1)	7,182	189,030
Super Group SGHC Ltd.(1)	13,369	46,123
Sweetgreen, Inc., Class A(1)	9,603	242,572
Target Hospitality Corp.(1)	3,084	33,523
United Parks & Resorts, Inc.(1)	3,648	205,054
Xponential Fitness, Inc., Class A(1)	2,041	33,758
		$5,822,321
Household Durables — 2.4%
Beazer Homes USA, Inc.(1)	2,929	$96,071
Cavco Industries, Inc.(1)	836	333,614
Century Communities, Inc.	2,947	284,385
Cricut, Inc., Class A	4,718	22,458
Dream Finders Homes, Inc., Class A(1)	2,390	104,515
Ethan Allen Interiors, Inc.	2,254	77,921
GoPro, Inc., Class A(1)	12,764	28,464
Green Brick Partners, Inc.(1)	2,623	157,983
Helen of Troy Ltd.(1)	2,394	275,885
Hooker Furnishings Corp.	908	21,801
Hovnanian Enterprises, Inc., Class A(1)	483	75,802
Installed Building Products, Inc.	2,407	622,763
iRobot Corp.(1)	2,726	23,880
KB Home	6,803	482,197
Landsea Homes Corp.(1)	2,092	30,397
La-Z-Boy, Inc.	4,316	162,368
Legacy Housing Corp.(1)	819	17,625
LGI Homes, Inc.(1)	2,156	250,894
Lovesac Co.(1)	1,384	31,278
M/I Homes, Inc.(1)	2,689	366,484
MDC Holdings, Inc.	5,986	376,579
Meritage Homes Corp.	3,690	647,447
Purple Innovation, Inc.	4,415	7,682
Skyline Champion Corp.(1)	5,396	458,714
Snap One Holdings Corp.(1)	1,018	8,775
Sonos, Inc.(1)	12,358	235,543
Taylor Morrison Home Corp.(1)	10,472	651,044
Traeger, Inc.(1)	3,429	8,675
TRI Pointe Homes, Inc.(1)	9,863	381,304
Security	Shares	Value
Household Durables (continued)
United Homes Group, Inc.(1)	508	$ 3,551
Vizio Holding Corp., Class A(1)	7,537	82,455
VOXX International Corp.(1)	1,148	9,368
Worthington Enterprises, Inc.	3,062	190,548
		$ 6,528,470
Household Products — 0.3%
Central Garden & Pet Co.(1)	964	$ 41,288
Central Garden & Pet Co., Class A(1)	5,133	189,510
Energizer Holdings, Inc.	7,422	218,504
Oil-Dri Corp. of America	405	30,197
WD-40 Co.	1,355	343,235
		$822,734
Independent Power and Renewable Electricity Producers — 0.2%
Altus Power, Inc.(1)	5,278	$25,229
Montauk Renewables, Inc.(1)	6,625	27,560
Ormat Technologies, Inc.	5,540	366,693
Sunnova Energy International, Inc.(1)	11,009	67,485
		$486,967
Industrial Conglomerates — 0.0%(3)
Brookfield Business Corp., Class A	2,564	$61,895
		$61,895
Industrial REITs — 0.4%
Innovative Industrial Properties, Inc.	2,893	$299,541
LXP Industrial Trust	30,017	270,753
Plymouth Industrial REIT, Inc.	4,269	96,053
Terreno Realty Corp.	8,378	556,299
		$1,222,646
Insurance — 1.8%
Ambac Financial Group, Inc.(1)	4,583	$71,632
American Coastal Insurance Corp., Class C(1)	1,620	17,318
American Equity Investment Life Holding Co.(1)	7,944	446,612
AMERISAFE, Inc.	1,896	95,122
BRP Group, Inc., Class A(1)	5,876	170,051
CNO Financial Group, Inc.	11,315	310,936
Crawford & Co., Class A	1,459	13,758
Donegal Group, Inc., Class A	1,516	21,436
eHealth, Inc.(1)	1,915	11,548
Employers Holdings, Inc.	2,664	120,919
Enstar Group Ltd.(1)	1,191	370,115
F&G Annuities & Life, Inc.	1,837	74,490
Fidelis Insurance Holdings Ltd.	6,043	117,718
Genworth Financial, Inc., Class A(1)	44,921	288,842
GoHealth, Inc., Class A(1)	324	3,405
Goosehead Insurance, Inc., Class A(1)	2,142	142,700
Greenlight Capital Re Ltd., Class A(1)	2,647	33,008

CVT
Russell 2000® Small Cap Index Portfolio (formerly, Calvert VP Russell 2000® Small Cap Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
Hamilton Insurance Group Ltd., Class B(1)	1,664	$ 23,180
HCI Group, Inc.	635	73,711
Hippo Holdings, Inc.(1)	1,244	22,728
Horace Mann Educators Corp.	4,086	151,141
Investors Title Co.	111	18,114
James River Group Holdings Ltd.	3,680	34,224
Kingsway Financial Services, Inc.(1)	879	7,331
Lemonade, Inc.(1)	5,040	82,706
Maiden Holdings Ltd.(1)	7,497	16,868
MBIA, Inc.(1)	4,850	32,786
Mercury General Corp.	2,665	137,514
National Western Life Group, Inc., Class A	224	110,199
NI Holdings, Inc.(1)	903	13,681
Oscar Health, Inc., Class A(1)	15,370	228,552
Palomar Holdings, Inc.(1)	2,424	203,204
ProAssurance Corp.(1)	5,370	69,058
Safety Insurance Group, Inc.	1,428	117,367
Selective Insurance Group, Inc.	6,099	665,828
Selectquote, Inc.(1)	10,628	21,256
SiriusPoint Ltd.(1)	7,237	91,982
Skyward Specialty Insurance Group, Inc.(1)	2,972	111,183
Stewart Information Services Corp.	2,661	173,125
Tiptree, Inc.	2,311	39,934
Trupanion, Inc.(1)	3,934	108,618
United Fire Group, Inc.	2,075	45,173
Universal Insurance Holdings, Inc.	2,020	41,046
		$4,950,119
Interactive Media & Services — 0.6%
Bumble, Inc., Class A(1)	10,060	$114,181
CarGurus, Inc.(1)	9,570	220,876
Cars.com, Inc.(1)	6,614	113,629
DHI Group, Inc.(1)	3,207	8,178
EverQuote, Inc., Class A(1)	2,223	41,259
fuboTV, Inc.(1)(2)	28,397	44,867
Grindr, Inc.(1)(2)	3,387	34,310
MediaAlpha, Inc., Class A(1)	2,341	47,686
Nextdoor Holdings, Inc.(1)	12,020	27,045
Outbrain, Inc.(1)	4,048	15,990
QuinStreet, Inc.(1)	5,125	90,507
Shutterstock, Inc.	2,452	112,326
System1, Inc.(1)	2,046	4,010
TrueCar, Inc.(1)	7,838	26,571
Vimeo, Inc.(1)	15,130	61,882
Yelp, Inc.(1)	6,896	271,702
Ziff Davis, Inc.(1)	4,680	295,027
ZipRecruiter, Inc., Class A(1)	6,932	79,649
		$1,609,695
IT Services — 0.4%
Applied Digital Corp.(1)(2)	8,490	$36,337
Security	Shares	Value
IT Services (continued)
BigBear.ai Holdings, Inc.(1)(2)	2,218	$ 4,547
BigCommerce Holdings, Inc., Series 1(1)	6,679	46,018
Brightcove, Inc.(1)	3,175	6,160
Couchbase, Inc.(1)	3,354	88,244
CXApp, Inc.(1)(2)	161	394
DigitalOcean Holdings, Inc.(1)	6,112	233,356
Fastly, Inc., Class A(1)	12,512	162,281
Grid Dynamics Holdings, Inc.(1)	5,471	67,239
Hackett Group, Inc.	2,467	59,948
Information Services Group, Inc.	2,665	10,767
Perficient, Inc.(1)	3,555	200,111
Rackspace Technology, Inc.(1)(2)	7,773	12,281
Squarespace, Inc., Class A(1)	5,666	206,469
Thoughtworks Holding, Inc.(1)	9,131	23,101
Tucows, Inc., Class A(1)(2)	790	14,662
Unisys Corp.(1)	6,557	32,195
		$1,204,110
Leisure Products — 0.4%
Acushnet Holdings Corp.	3,104	$204,709
AMMO, Inc.(1)	6,601	18,153
Clarus Corp.	2,191	14,789
Escalade, Inc.	822	11,302
Funko, Inc., Class A(1)	3,416	21,316
JAKKS Pacific, Inc.(1)	597	14,746
Johnson Outdoors, Inc., Class A	405	18,675
Latham Group, Inc.(1)	3,322	13,155
Malibu Boats, Inc., Class A(1)	2,021	87,469
Marine Products Corp.	813	9,553
MasterCraft Boat Holdings, Inc.(1)	1,615	38,308
Smith & Wesson Brands, Inc.	4,512	78,328
Solo Brands, Inc., Class A(1)	906	1,966
Sturm Ruger & Co., Inc.	1,738	80,209
Topgolf Callaway Brands Corp.(1)	14,308	231,360
Vista Outdoor, Inc.(1)	5,984	196,155
		$1,040,193
Life Sciences Tools & Services — 0.2%
Adaptive Biotechnologies Corp.(1)	11,286	$36,228
Akoya Biosciences, Inc.(1)	1,199	5,623
BioLife Solutions, Inc.(1)	3,432	63,664
Codexis, Inc.(1)	4,645	16,211
CryoPort, Inc.(1)	4,259	75,384
Cytek Biosciences, Inc.(1)	12,042	80,802
Harvard Bioscience, Inc.(1)	3,230	13,695
MaxCyte, Inc.(1)	7,417	31,077
Mesa Laboratories, Inc.	509	55,853
Nautilus Biotechnology, Inc.(1)	3,575	10,511
OmniAb, Inc.(1)	9,652	52,314
OmniAb, Inc. (earnout shares)(1)(4)(5)	462	0
OmniAb, Inc. (earnout shares)(1)(4)(5)	462	0

CVT
Russell 2000® Small Cap Index Portfolio (formerly, Calvert VP Russell 2000® Small Cap Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Life Sciences Tools & Services (continued)
Pacific Biosciences of California, Inc.(1)	26,094	$ 97,852
Quanterix Corp.(1)	3,475	81,871
Quantum-Si, Inc.(1)(2)	9,906	19,515
Seer, Inc.(1)	5,782	10,986
		$ 651,586
Machinery — 3.7%
374Water, Inc.(1)(2)	4,891	$ 6,163
3D Systems Corp.(1)	12,675	56,277
Alamo Group, Inc.	1,003	229,015
Albany International Corp., Class A	3,241	303,066
Astec Industries, Inc.	2,260	98,785
Atmus Filtration Technologies, Inc.(1)	8,436	272,061
Barnes Group, Inc.	4,870	180,920
Blue Bird Corp.(1)	2,622	100,527
Chart Industries, Inc.(1)	4,354	717,191
Columbus McKinnon Corp.	2,805	125,187
Commercial Vehicle Group, Inc.(1)	2,653	17,059
Desktop Metal, Inc., Class A(1)	27,666	24,346
Douglas Dynamics, Inc.	2,242	54,077
Energy Recovery, Inc.(1)	5,537	87,429
Enerpac Tool Group Corp.	5,712	203,690
Enpro, Inc.	2,091	352,898
ESCO Technologies, Inc.	2,653	284,004
Federal Signal Corp.	6,048	513,294
Franklin Electric Co., Inc.	4,655	497,201
Gencor Industries, Inc.(1)	870	14,520
Gorman-Rupp Co.	2,259	89,343
Greenbrier Cos., Inc.	3,137	163,438
Helios Technologies, Inc.	3,258	145,600
Hillenbrand, Inc.	6,995	351,779
Hillman Solutions Corp.(1)	19,582	208,352
Hyliion Holdings Corp.(1)	14,559	25,624
Hyster-Yale Materials Handling, Inc.	1,071	68,726
John Bean Technologies Corp.	3,178	333,340
Kadant, Inc.	1,167	382,893
Kennametal, Inc.	8,355	208,374
Lindsay Corp.	1,099	129,308
Luxfer Holdings PLC	2,400	24,888
Manitowoc Co., Inc.(1)	3,438	48,613
Mayville Engineering Co., Inc.(1)	912	13,069
Microvast Holdings, Inc.(1)(2)	22,256	18,628
Miller Industries, Inc.	1,050	52,605
Mueller Industries, Inc.	11,330	611,027
Mueller Water Products, Inc., Class A	16,077	258,679
Nikola Corp.(1)	58,995	61,355
Omega Flex, Inc.	248	17,591
Park-Ohio Holdings Corp.	693	18,489
Proto Labs, Inc.(1)	2,621	93,701
REV Group, Inc.	3,174	70,114
Shyft Group, Inc.	3,397	42,191
Security	Shares	Value
Machinery (continued)
SPX Technologies, Inc.(1)	4,448	$ 547,682
Standex International Corp.	1,173	213,744
Tennant Co.	1,841	223,884
Terex Corp.	6,699	431,416
Titan International, Inc.(1)	5,211	64,929
Trinity Industries, Inc.	8,411	234,246
Velo3D, Inc.(1)	8,778	3,999
Wabash National Corp.	4,717	141,227
Watts Water Technologies, Inc., Class A	2,771	588,976
		$10,025,540
Marine Transportation — 0.3%
Costamare, Inc.	4,298	$48,782
Eagle Bulk Shipping, Inc.(2)	928	57,972
Genco Shipping & Trading Ltd.	4,153	84,431
Golden Ocean Group Ltd.	12,236	158,579
Himalaya Shipping Ltd.(1)	2,261	17,432
Matson, Inc.	3,543	398,233
Pangaea Logistics Solutions Ltd.	3,008	20,966
Safe Bulkers, Inc.(2)	6,968	34,561
		$820,956
Media — 0.6%
Advantage Solutions, Inc.(1)	8,993	$38,940
AMC Networks, Inc., Class A(1)	3,026	36,705
Boston Omaha Corp., Class A(1)	2,278	35,218
Cardlytics, Inc.(1)	3,307	47,918
Clear Channel Outdoor Holdings, Inc.(1)	36,584	60,364
EchoStar Corp., Class A(1)	11,800	168,150
Emerald Holding, Inc.(1)	1,289	8,778
Entravision Communications Corp., Class A	5,618	9,214
EW Scripps Co., Class A(1)	5,870	23,069
Gambling.com Group Ltd.(1)	651	5,944
Gannett Co., Inc.(1)	14,229	34,719
Gray Television, Inc.	8,170	51,634
iHeartMedia, Inc., Class A(1)	8,782	18,354
Integral Ad Science Holding Corp.(1)	6,724	67,038
John Wiley & Sons, Inc., Class A	3,775	143,941
Magnite, Inc.(1)	13,310	143,082
PubMatic, Inc., Class A(1)	4,266	101,190
Scholastic Corp.	2,844	107,247
Sinclair, Inc.(2)	3,125	42,094
Stagwell, Inc.(1)	7,777	48,373
TechTarget, Inc.(1)	2,573	85,115
TEGNA, Inc.	19,708	294,437
Thryv Holdings, Inc.(1)	3,058	67,979
Townsquare Media, Inc., Class A	965	10,596
Urban One, Inc., Class A(1)	621	1,677
Urban One, Inc., Class D(1)	900	1,836

CVT
Russell 2000® Small Cap Index Portfolio (formerly, Calvert VP Russell 2000® Small Cap Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Media (continued)
WideOpenWest, Inc.(1)	4,110	$ 14,878
		$ 1,668,490
Metals & Mining — 1.8%
5E Advanced Materials, Inc.(1)	2,423	$ 3,247
Alpha Metallurgical Resources, Inc.	1,164	385,482
Arch Resources, Inc.	1,819	292,477
ATI, Inc.(1)	13,035	667,001
Caledonia Mining Corp. PLC	1,356	15,011
Carpenter Technology Corp.	4,888	349,101
Century Aluminum Co.(1)	5,191	79,889
Coeur Mining, Inc.(1)	35,796	134,951
Commercial Metals Co.	11,867	697,424
Compass Minerals International, Inc.	3,406	53,610
Constellium SE(1)	13,346	295,080
Contango ORE, Inc.(1)	308	6,114
Dakota Gold Corp.(1)	3,810	9,030
Haynes International, Inc.	1,254	75,390
Hecla Mining Co.	63,298	304,463
i-80 Gold Corp.(1)	15,953	21,377
Ivanhoe Electric, Inc.(1)	6,542	64,112
Kaiser Aluminum Corp.	1,586	141,725
Materion Corp.	2,127	280,232
Metallus, Inc.(1)	4,290	95,453
NioCorp Developments Ltd.(1)	161	438
Novagold Resources, Inc.(1)	24,037	72,111
Olympic Steel, Inc.	1,021	72,368
Perpetua Resources Corp.(1)	3,119	12,975
Piedmont Lithium, Inc.(1)	1,783	23,750
Radius Recycling, Inc.	2,572	54,346
Ramaco Resources, Inc., Class A	2,216	37,317
Ramaco Resources, Inc., Class B	336	4,217
Ryerson Holding Corp.	2,913	97,586
SunCoke Energy, Inc.	8,308	93,631
Tredegar Corp.	2,145	13,985
Warrior Met Coal, Inc.	5,359	325,291
Worthington Steel, Inc.	3,062	109,773
		$4,888,957
Mortgage REITs — 1.0%
AFC Gamma, Inc.	1,617	$20,018
Angel Oak Mortgage REIT, Inc.	557	5,982
Apollo Commercial Real Estate Finance, Inc.	14,116	157,252
Arbor Realty Trust, Inc.	19,069	252,664
Ares Commercial Real Estate Corp.	5,128	38,204
ARMOUR Residential REIT, Inc.(2)	5,092	100,669
Blackstone Mortgage Trust, Inc., Class A	17,198	342,412
BrightSpire Capital, Inc.	12,807	88,240
Chicago Atlantic Real Estate Finance, Inc.	1,352	21,321
Chimera Investment Corp.	23,148	106,712
Claros Mortgage Trust, Inc.	9,023	88,064
Security	Shares	Value
Mortgage REITs (continued)
Dynex Capital, Inc.	5,330	$ 66,359
Ellington Financial, Inc.(2)	7,413	87,548
Franklin BSP Realty Trust, Inc.	8,265	110,420
Granite Point Mortgage Trust, Inc.	4,738	22,600
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,964	311,378
Invesco Mortgage Capital, Inc.	4,656	45,070
KKR Real Estate Finance Trust, Inc.	5,856	58,911
Ladder Capital Corp.	11,260	125,324
MFA Financial, Inc.	10,171	116,051
New York Mortgage Trust, Inc.	9,047	65,138
Nexpoint Real Estate Finance, Inc.	588	8,444
Orchid Island Capital, Inc.(2)	5,450	48,669
PennyMac Mortgage Investment Trust	8,786	128,979
Ready Capital Corp.	15,925	145,395
Redwood Trust, Inc.	11,324	72,134
TPG RE Finance Trust, Inc.	6,816	52,620
Two Harbors Investment Corp.	9,668	128,004
		$2,814,582
Multi-Utilities — 0.4%
Avista Corp.	7,945	$278,234
Black Hills Corp.	6,991	381,709
Northwestern Energy Group, Inc.	6,386	325,239
Unitil Corp.	1,586	83,027
		$1,068,209
Office REITs — 0.7%
Brandywine Realty Trust	16,919	$81,211
City Office REIT, Inc.	3,686	19,204
COPT Defense Properties	11,682	282,354
Douglas Emmett, Inc.	16,157	224,098
Easterly Government Properties, Inc.	9,929	114,283
Equity Commonwealth(1)	10,434	196,994
Hudson Pacific Properties, Inc.	13,630	87,914
JBG SMITH Properties	9,366	150,324
Office Properties Income Trust	3,755	7,660
Orion Office REIT, Inc.	5,639	19,793
Paramount Group, Inc.	18,393	86,263
Peakstone Realty Trust	3,628	58,520
Piedmont Office Realty Trust, Inc., Class A	12,278	86,314
Postal Realty Trust, Inc., Class A	1,548	22,167
SL Green Realty Corp.	6,548	360,991
		$1,798,090
Oil, Gas & Consumable Fuels — 4.7%
Amplify Energy Corp.(1)	2,675	$17,682
Ardmore Shipping Corp.	4,052	66,534
Berry Corp.	7,582	61,035
California Resources Corp.	7,141	393,469
Callon Petroleum Co.(1)	6,091	217,814
Centrus Energy Corp., Class A(1)	1,204	50,002

CVT
Russell 2000® Small Cap Index Portfolio (formerly, Calvert VP Russell 2000® Small Cap Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Chord Energy Corp.	4,239	$ 755,559
Civitas Resources, Inc.	8,190	621,703
Clean Energy Fuels Corp.(1)	16,735	44,850
CNX Resources Corp.(1)	15,634	370,838
Comstock Resources, Inc.	9,139	84,810
CONSOL Energy, Inc.	3,165	265,100
Crescent Energy Co., Class A	7,983	94,998
CVR Energy, Inc.	2,947	105,090
Delek U.S. Holdings, Inc.	6,612	203,253
DHT Holdings, Inc.	13,636	156,814
Dorian LPG Ltd.	3,571	137,341
Empire Petroleum Corp.(1)(2)	508	2,596
Encore Energy Corp.(1)	15,193	66,545
Energy Fuels, Inc.(1)	15,617	98,231
Equitrans Midstream Corp.	44,020	549,810
Evolution Petroleum Corp.(2)	2,605	15,995
Excelerate Energy, Inc., Class A	1,391	22,284
Flex LNG Ltd.	2,961	75,298
FutureFuel Corp.	1,874	15,086
Gevo, Inc.(1)	23,062	17,728
Golar LNG Ltd.	10,073	242,356
Granite Ridge Resources, Inc.	2,146	13,949
Green Plains, Inc.(1)	5,782	133,680
Gulfport Energy Corp.(1)	1,098	175,812
Hallador Energy Co.(1)	1,886	10,052
HighPeak Energy, Inc.	1,050	16,559
International Seaways, Inc.	4,039	214,875
Kinetik Holdings, Inc.	3,633	144,848
Kosmos Energy Ltd.(1)	47,288	281,836
Magnolia Oil & Gas Corp., Class A	17,651	458,043
Matador Resources Co.	11,478	766,386
Murphy Oil Corp.	14,511	663,153
NACCO Industries, Inc., Class A	304	9,181
NextDecade Corp.(1)(2)	8,086	45,928
Nordic American Tankers Ltd.	20,402	79,976
Northern Oil & Gas, Inc.	8,784	348,549
Overseas Shipholding Group, Inc., Class A	4,767	30,509
Par Pacific Holdings, Inc.(1)	5,494	203,608
PBF Energy, Inc., Class A	11,012	633,961
Peabody Energy Corp.	11,267	273,337
Permian Resources Corp.	45,519	803,866
PrimeEnergy Resources Corp.(1)	61	6,115
REX American Resources Corp.(1)	1,555	91,294
Riley Exploration Permian, Inc.	821	27,093
Ring Energy, Inc.(1)	11,829	23,185
SandRidge Energy, Inc.	3,148	45,866
Scorpio Tankers, Inc.	4,766	341,007
SFL Corp. Ltd.	11,446	150,858
SilverBow Resources, Inc.(1)	2,184	74,562
Sitio Royalties Corp., Class A	8,515	210,491
SM Energy Co.	11,564	576,465
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Talos Energy, Inc.(1)	13,717	$ 191,078
Teekay Corp.(1)	6,546	47,655
Teekay Tankers Ltd., Class A	2,377	138,841
Tellurian, Inc.(1)(2)	52,990	35,048
Uranium Energy Corp.(1)	39,163	264,350
VAALCO Energy, Inc.	10,631	74,098
Verde Clean Fuels, Inc.(1)	355	1,420
Vertex Energy, Inc.(1)(2)	5,577	7,808
Vital Energy, Inc.(1)	2,419	127,094
Vitesse Energy, Inc.	2,473	58,684
W&T Offshore, Inc.	9,698	25,700
World Kinect Corp.	6,132	162,191
		$12,741,832
Paper & Forest Products — 0.1%
Clearwater Paper Corp.(1)	1,653	$72,286
Glatfelter Corp.(1)	3,755	7,510
Sylvamo Corp.	3,619	223,437
		$303,233
Passenger Airlines — 0.4%
Allegiant Travel Co.	1,571	$118,155
Blade Air Mobility, Inc.(1)	4,209	11,996
Frontier Group Holdings, Inc.(1)	3,758	30,477
Hawaiian Holdings, Inc.(1)	5,027	67,010
JetBlue Airways Corp.(1)	34,814	258,320
Joby Aviation, Inc.(1)	27,707	148,509
SkyWest, Inc.(1)	4,196	289,860
Spirit Airlines, Inc.	10,907	52,790
Sun Country Airlines Holdings, Inc.(1)	3,720	56,135
		$1,033,252
Personal Care Products — 1.0%
Beauty Health Co.(1)	7,481	$33,216
BellRing Brands, Inc.(1)	13,363	788,818
e.l.f. Beauty, Inc.(1)	5,386	1,055,818
Edgewell Personal Care Co.	5,093	196,794
Herbalife Ltd.(1)	9,825	98,741
Inter Parfums, Inc.	1,901	267,110
Medifast, Inc.	1,067	40,887
Nature's Sunshine Products, Inc.(1)	1,018	21,144
Nu Skin Enterprises, Inc., Class A	4,956	68,541
USANA Health Sciences, Inc.(1)	1,121	54,368
Waldencast PLC, Class A(1)	3,615	23,497
		$2,648,934
Pharmaceuticals — 1.6%
Aclaris Therapeutics, Inc.(1)	6,900	$8,556
Amneal Pharmaceuticals, Inc.(1)	12,022	72,853
Amphastar Pharmaceuticals, Inc.(1)	3,987	175,069

CVT
Russell 2000® Small Cap Index Portfolio (formerly, Calvert VP Russell 2000® Small Cap Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals (continued)
Amylyx Pharmaceuticals, Inc.(1)	5,046	$ 14,331
ANI Pharmaceuticals, Inc.(1)	1,456	100,653
Arvinas, Inc.(1)	4,879	201,405
Assertio Holdings, Inc.(1)	8,159	7,827
Atea Pharmaceuticals, Inc.(1)	7,514	30,357
Axsome Therapeutics, Inc.(1)	3,690	294,462
Biote Corp., Class A(1)	1,156	6,705
Bright Green Corp.(1)(2)	4,982	1,214
Cara Therapeutics, Inc.(1)	3,311	3,013
Cassava Sciences, Inc.(1)(2)	3,951	80,166
Citius Pharmaceuticals, Inc.(1)(2)	10,148	9,106
Collegium Pharmaceutical, Inc.(1)	3,419	132,726
Corcept Therapeutics, Inc.(1)	8,308	209,278
CorMedix, Inc.(1)(2)	3,685	15,624
Edgewise Therapeutics, Inc.(1)	5,751	104,898
Enliven Therapeutics, Inc.(1)(2)	1,928	33,913
Evolus, Inc.(1)	4,084	57,176
Eyenovia, Inc.(1)	2,297	2,265
EyePoint Pharmaceuticals, Inc.(1)	3,719	76,872
Harmony Biosciences Holdings, Inc.(1)	3,278	110,075
Harrow, Inc.(1)	2,564	33,922
Ikena Oncology, Inc.(1)	1,755	2,492
Innoviva, Inc.(1)	6,163	93,924
Intra-Cellular Therapies, Inc.(1)	9,484	656,293
Ligand Pharmaceuticals, Inc.(1)	1,656	121,054
Liquidia Corp.(1)(2)	4,913	72,467
Longboard Pharmaceuticals, Inc.(1)	2,486	53,698
Marinus Pharmaceuticals, Inc.(1)	5,249	47,451
Neumora Therapeutics, Inc.(1)	1,540	21,175
NGM Biopharmaceuticals, Inc.(1)	3,117	4,956
Nuvation Bio, Inc.(1)	14,367	52,296
Ocular Therapeutix, Inc.(1)	11,531	104,932
Omeros Corp.(1)(2)	5,027	17,343
Optinose, Inc.(1)	6,021	8,791
Pacira BioSciences, Inc.(1)	4,526	132,250
Phathom Pharmaceuticals, Inc.(1)	3,095	32,869
Phibro Animal Health Corp., Class A	1,619	20,934
Pliant Therapeutics, Inc.(1)	5,614	83,649
Prestige Consumer Healthcare, Inc.(1)	4,971	360,696
Revance Therapeutics, Inc.(1)	8,289	40,782
Scilex Holding Co.(1)	5,205	8,276
scPharmaceuticals, Inc.(1)	2,385	11,973
SIGA Technologies, Inc.	3,774	32,305
Supernus Pharmaceuticals, Inc.(1)	4,884	166,593
Taro Pharmaceutical Industries Ltd.(1)	675	28,579
Tarsus Pharmaceuticals, Inc.(1)	2,970	107,959
Terns Pharmaceuticals, Inc.(1)	3,539	23,216
Theravance Biopharma, Inc.(1)(2)	6,083	54,564
Third Harmonic Bio, Inc.(1)	2,017	19,040
Trevi Therapeutics, Inc.(1)	3,438	11,861
Ventyx Biosciences, Inc.(1)	4,650	25,575
Security	Shares	Value
Pharmaceuticals (continued)
Verrica Pharmaceuticals, Inc.(1)	1,724	$ 10,206
WaVe Life Sciences Ltd.(1)	7,334	45,251
Xeris Biopharma Holdings, Inc.(1)	9,930	21,945
Zevra Therapeutics, Inc.(1)	2,864	16,611
		$ 4,294,472
Professional Services — 2.4%
Alight, Inc., Class A(1)	41,349	$ 407,288
ASGN, Inc.(1)	4,602	482,105
Asure Software, Inc.(1)	1,563	12,160
Barrett Business Services, Inc.	685	86,803
Blacksky Technology, Inc.(1)(2)	9,762	13,276
CBIZ, Inc.(1)	4,783	375,465
Conduent, Inc.(1)	16,976	57,379
CRA International, Inc.	671	100,368
CSG Systems International, Inc.	2,955	152,301
ExlService Holdings, Inc.(1)	16,341	519,644
Exponent, Inc.	5,106	422,215
First Advantage Corp.	5,435	88,156
FiscalNote Holdings, Inc.(1)	5,142	6,839
Forrester Research, Inc.(1)	966	20,827
Franklin Covey Co.(1)	1,203	47,230
Heidrick & Struggles International, Inc.	1,956	65,839
HireQuest, Inc.	443	5,737
HireRight Holdings Corp.(1)	1,733	24,730
Huron Consulting Group, Inc.(1)	1,893	182,902
IBEX Holdings Ltd.(1)	718	11,079
ICF International, Inc.	1,940	292,222
Innodata, Inc.(1)	2,083	13,748
Insperity, Inc.	3,624	397,227
Kelly Services, Inc., Class A	3,255	81,505
Kforce, Inc.	1,926	135,822
Korn Ferry	5,207	342,412
Legalzoom.com, Inc.(1)	13,345	178,022
Maximus, Inc.	6,148	515,817
Mistras Group, Inc.(1)	1,720	16,443
NV5 Global, Inc.(1)	1,440	141,134
Parsons Corp.(1)	4,119	341,671
Planet Labs PBC(1)	18,824	48,001
Resources Connection, Inc.	3,200	42,112
Skillsoft Corp.(1)	304	2,736
Sterling Check Corp.(1)	3,146	50,588
TriNet Group, Inc.	3,195	423,306
TrueBlue, Inc.(1)	3,148	39,413
TTEC Holdings, Inc.	1,918	19,890
Upwork, Inc.(1)	12,952	158,791
Verra Mobility Corp.(1)	13,656	340,990
Willdan Group, Inc.(1)	898	26,033
		$6,690,226

CVT
Russell 2000® Small Cap Index Portfolio (formerly, Calvert VP Russell 2000® Small Cap Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Real Estate Management & Development — 0.6%
American Realty Investors, Inc.(1)	112	$ 2,007
Anywhere Real Estate, Inc.(1)	10,639	65,749
Compass, Inc., Class A(1)	29,686	106,870
Cushman & Wakefield PLC(1)	16,512	172,716
DigitalBridge Group, Inc.	16,760	322,965
Douglas Elliman, Inc.(1)	5,913	9,343
eXp World Holdings, Inc.(2)	6,880	71,070
Forestar Group, Inc.(1)	1,808	72,664
FRP Holdings, Inc.(1)	588	36,103
Kennedy-Wilson Holdings, Inc.	11,899	102,093
Marcus & Millichap, Inc.	2,400	82,008
Maui Land & Pineapple Co., Inc.(1)	623	13,494
Newmark Group, Inc., Class A	13,379	148,373
Opendoor Technologies, Inc.(1)	57,551	174,380
RE/MAX Holdings, Inc., Class A	1,564	13,716
Redfin Corp.(1)	10,568	70,277
RMR Group, Inc., Class A	1,361	32,664
St. Joe Co.	3,424	198,489
Star Holdings(1)	1,028	13,282
Stratus Properties, Inc.(1)	442	10,091
Tejon Ranch Co.(1)	2,066	31,837
Transcontinental Realty Investors, Inc.(1)(2)	94	3,539
		$1,753,730
Residential REITs — 0.4%
Apartment Investment and Management Co., Class A(1)	14,746	$120,770
BRT Apartments Corp.	1,176	19,757
Centerspace	1,503	85,881
Clipper Realty, Inc.	1,313	6,342
Elme Communities	8,738	121,633
Independence Realty Trust, Inc.	22,520	363,247
NexPoint Residential Trust, Inc.	2,244	72,234
UMH Properties, Inc.	6,199	100,672
Veris Residential, Inc.	7,866	119,642
		$1,010,178
Retail REITs — 1.1%
Acadia Realty Trust	10,031	$170,627
Alexander's, Inc.	184	39,954
CBL & Associates Properties, Inc.	2,675	61,284
Getty Realty Corp.	4,944	135,218
InvenTrust Properties Corp.	6,760	173,800
Kite Realty Group Trust	22,005	477,068
Macerich Co.	21,570	371,651
NETSTREIT Corp.	6,764	124,255
Phillips Edison & Co., Inc.	12,222	438,403
Retail Opportunity Investments Corp.	12,239	156,904
Saul Centers, Inc.	1,207	46,457
SITE Centers Corp.	19,746	289,279
Tanger, Inc.	10,586	312,605
Security	Shares	Value
Retail REITs (continued)
Urban Edge Properties	11,424	$ 197,293
Whitestone REIT	4,835	60,679
		$ 3,055,477
Semiconductors & Semiconductor Equipment — 2.9%
ACM Research, Inc., Class A(1)	4,782	$ 139,348
Aehr Test Systems(1)(2)	2,571	31,880
Alpha & Omega Semiconductor Ltd.(1)	2,305	50,802
Ambarella, Inc.(1)	3,803	193,078
Amkor Technology, Inc.	11,233	362,152
Atomera, Inc.(1)(2)	1,466	9,031
Axcelis Technologies, Inc.(1)	3,284	366,232
CEVA, Inc.(1)	2,293	52,074
Cohu, Inc.(1)	4,642	154,718
Credo Technology Group Holding Ltd.(1)	11,880	251,737
Diodes, Inc.(1)	4,678	329,799
FormFactor, Inc.(1)	7,700	351,351
Ichor Holdings Ltd.(1)	2,835	109,488
Impinj, Inc.(1)	2,416	310,239
indie Semiconductor, Inc., Class A(1)(2)	15,597	110,427
inTEST Corp.(1)	886	11,740
Kulicke & Soffa Industries, Inc.	5,749	289,232
MACOM Technology Solutions Holdings, Inc.(1)	5,495	525,542
Maxeon Solar Technologies Ltd.(1)(2)	2,489	8,288
MaxLinear, Inc.(1)	7,878	147,082
Navitas Semiconductor Corp.(1)	11,326	54,025
NVE Corp.	394	35,531
Onto Innovation, Inc.(1)	4,888	885,119
PDF Solutions, Inc.(1)	3,045	102,525
Photronics, Inc.(1)	6,070	171,902
Power Integrations, Inc.	5,742	410,840
Rambus, Inc.(1)	10,751	664,519
Semtech Corp.(1)	6,357	174,754
Silicon Laboratories, Inc.(1)	3,200	459,904
SiTime Corp.(1)	1,800	167,814
SkyWater Technology, Inc.(1)	1,736	17,655
SMART Global Holdings, Inc.(1)	4,804	126,441
Synaptics, Inc.(1)	3,989	389,167
Transphorm, Inc.(1)(2)	1,608	7,895
Ultra Clean Holdings, Inc.(1)	4,422	203,147
Veeco Instruments, Inc.(1)	5,055	177,784
		$7,853,262
Software — 6.1%
8x8, Inc.(1)	11,167	$30,151
A10 Networks, Inc.	7,021	96,117
ACI Worldwide, Inc.(1)	10,826	359,531
Adeia, Inc.	10,636	116,145
Agilysys, Inc.(1)	1,992	167,846
Alarm.com Holdings, Inc.(1)	4,781	346,479
Alkami Technology, Inc.(1)	3,927	96,486

CVT
Russell 2000® Small Cap Index Portfolio (formerly, Calvert VP Russell 2000® Small Cap Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Altair Engineering, Inc., Class A(1)	5,477	$ 471,844
American Software, Inc., Class A	2,770	31,717
Amplitude, Inc., Class A(1)	6,680	72,678
AppFolio, Inc., Class A(1)	1,934	477,195
Appian Corp., Class A(1)	4,079	162,956
Asana, Inc., Class A(1)(2)	8,418	130,395
Aurora Innovation, Inc.(1)	33,385	94,146
AvePoint, Inc.(1)	15,239	120,693
Bit Digital, Inc.(1)	9,122	26,180
Blackbaud, Inc.(1)	4,511	334,446
BlackLine, Inc.(1)	5,683	367,008
Box, Inc., Class A(1)	14,069	398,434
Braze, Inc., Class A(1)	5,427	240,416
C3.ai, Inc., Class A(1)(2)	8,427	228,119
Cerence, Inc.(1)	4,008	63,126
Cipher Mining, Inc.(1)	2,930	15,090
Cleanspark, Inc.(1)	19,238	408,038
Clear Secure, Inc., Class A	8,287	176,264
Commvault Systems, Inc.(1)	4,435	449,842
Consensus Cloud Solutions, Inc.(1)	1,958	31,054
CoreCard Corp.(1)	598	6,608
CS Disco, Inc.(1)	1,668	13,561
Daily Journal Corp.(1)	134	48,456
Digimarc Corp.(1)(2)	1,402	38,106
Digital Turbine, Inc.(1)	9,410	24,654
Domo, Inc., Class B(1)	3,023	26,965
E2open Parent Holdings, Inc.(1)	17,033	75,627
eGain Corp.(1)	1,491	9,617
Enfusion, Inc., Class A(1)(2)	3,783	34,993
Envestnet, Inc.(1)	5,190	300,553
Everbridge, Inc.(1)	4,044	140,853
EverCommerce, Inc.(1)	2,327	21,920
Expensify, Inc., Class A(1)(2)	4,561	8,392
Freshworks, Inc., Class A(1)	16,782	305,600
Instructure Holdings, Inc.(1)	1,938	41,434
Intapp, Inc.(1)	3,975	136,343
InterDigital, Inc.	2,567	273,283
Jamf Holding Corp.(1)	6,945	127,441
Kaltura, Inc.(1)	6,855	9,254
LivePerson, Inc.(1)(2)	7,222	7,203
LiveRamp Holdings, Inc.(1)	6,444	222,318
Marathon Digital Holdings, Inc.(1)(2)	22,359	504,866
Matterport, Inc.(1)	24,746	55,926
MeridianLink, Inc.(1)	2,591	48,452
MicroStrategy, Inc., Class A(1)	1,482	2,526,158
Mitek Systems, Inc.(1)	4,210	59,361
Model N, Inc.(1)	3,710	105,624
N-able, Inc.(1)	6,953	90,876
NextNav, Inc.(1)	5,492	36,137
Olo, Inc., Class A(1)	10,204	56,020
ON24, Inc.	3,120	22,277
Security	Shares	Value
Software (continued)
OneSpan, Inc.(1)	3,953	$ 45,973
PagerDuty, Inc.(1)	9,387	212,897
PowerSchool Holdings, Inc., Class A(1)	5,572	118,628
Progress Software Corp.	4,508	240,321
PROS Holdings, Inc.(1)	4,443	161,414
Q2 Holdings, Inc.(1)	5,896	309,894
Qualys, Inc.(1)	3,768	628,766
Rapid7, Inc.(1)	6,281	308,020
Red Violet, Inc.(1)	1,096	21,427
Rimini Street, Inc.(1)	3,438	11,208
Riot Platforms, Inc.(1)	19,701	241,140
Sapiens International Corp. NV	3,055	98,249
SEMrush Holdings, Inc., Class A(1)	2,588	34,317
SolarWinds Corp.(1)	5,026	63,428
SoundHound AI, Inc., Class A(1)(2)	13,561	79,874
SoundThinking, Inc.(1)	986	15,658
Sprinklr, Inc., Class A(1)	10,340	126,872
Sprout Social, Inc., Class A(1)	4,948	295,445
SPS Commerce, Inc.(1)	3,718	687,458
Tenable Holdings, Inc.(1)	11,539	570,373
Terawulf, Inc.(1)	13,583	35,723
Varonis Systems, Inc.(1)	10,986	518,210
Verint Systems, Inc.(1)	6,288	208,447
Veritone, Inc.(1)	2,028	10,667
Viant Technology, Inc., Class A(1)	874	9,317
Weave Communications, Inc.(1)	3,215	36,908
Workiva, Inc.(1)	5,024	426,035
Xperi, Inc.(1)	4,164	50,218
Yext, Inc.(1)	10,639	64,153
Zeta Global Holdings Corp., Class A(1)	14,391	157,294
Zuora, Inc., Class A(1)	13,777	125,646
		$16,805,254
Specialized REITs — 0.4%
Farmland Partners, Inc.(2)	4,989	$55,378
Four Corners Property Trust, Inc.	9,372	229,333
Gladstone Land Corp.	3,332	44,449
Outfront Media, Inc.	14,672	246,343
PotlatchDeltic Corp.	7,897	371,317
Safehold, Inc.	5,040	103,824
Uniti Group, Inc.	23,685	139,741
		$1,190,385
Specialty Retail — 2.7%
1-800-Flowers.com, Inc., Class A(1)	2,081	$22,537
Aaron's Co., Inc.	2,660	19,950
Abercrombie & Fitch Co., Class A(1)	4,922	616,874
Academy Sports & Outdoors, Inc.	7,218	487,504
American Eagle Outfitters, Inc.	18,398	474,484
America's Car-Mart, Inc.(1)	578	36,917
Arko Corp.	8,129	46,335

CVT
Russell 2000® Small Cap Index Portfolio (formerly, Calvert VP Russell 2000® Small Cap Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail (continued)
Asbury Automotive Group, Inc.(1)	2,085	$ 491,601
BARK, Inc.(1)(2)	9,359	11,605
Beyond, Inc.(1)	4,484	161,020
Big 5 Sporting Goods Corp.	1,632	5,745
Boot Barn Holdings, Inc.(1)	3,082	293,252
Buckle, Inc.	3,037	122,300
Build-A-Bear Workshop, Inc.	1,064	31,782
Caleres, Inc.	3,449	141,512
Camping World Holdings, Inc., Class A	4,156	115,745
CarParts.com, Inc.(1)	3,715	6,018
Carvana Co.(1)	10,294	904,946
Cato Corp., Class A	1,550	8,944
Children's Place, Inc.(1)	1,078	12,440
Designer Brands, Inc., Class A	4,336	47,393
Destination XL Group, Inc.(1)	4,482	16,135
Duluth Holdings, Inc., Class B(1)	634	3,107
Envela Corp.(1)	626	2,892
EVgo, Inc.(1)	10,242	25,707
Foot Locker, Inc.	8,506	242,421
Genesco, Inc.(1)	983	27,662
Group 1 Automotive, Inc.	1,385	404,739
GrowGeneration Corp.(1)	4,242	12,132
Guess?, Inc.	2,554	80,374
Haverty Furniture Cos., Inc.	1,371	46,779
Hibbett, Inc.	1,261	96,857
J Jill, Inc.(1)	376	12,021
Lands' End, Inc.(1)	1,134	12,349
Lazydays Holdings, Inc.(1)	1,046	4,215
Leslie's, Inc.(1)	17,657	114,771
MarineMax, Inc.(1)	2,124	70,644
Monro, Inc.	3,098	97,711
National Vision Holdings, Inc.(1)	7,721	171,097
ODP Corp.(1)	3,242	171,988
OneWater Marine, Inc., Class A(1)	953	26,827
PetMed Express, Inc.	1,778	8,517
Rent the Runway, Inc., Class A(1)(2)	3,536	1,221
Revolve Group, Inc.(1)	4,079	86,352
Sally Beauty Holdings, Inc.(1)	10,669	132,509
Shoe Carnival, Inc.	1,826	66,905
Signet Jewelers Ltd.	4,359	436,205
Sleep Number Corp.(1)	2,108	33,791
Sonic Automotive, Inc., Class A	1,548	88,143
Sportsman's Warehouse Holdings, Inc.(1)	3,542	11,016
Stitch Fix, Inc., Class A(1)	8,194	21,632
ThredUp, Inc., Class A(1)	7,003	14,006
Tile Shop Holdings, Inc.(1)	2,729	19,185
Tilly's, Inc., Class A(1)	1,890	12,852
Torrid Holdings, Inc.(1)	979	4,778
Upbound Group, Inc.	5,479	192,916
Urban Outfitters, Inc.(1)	6,611	287,050
Warby Parker, Inc., Class A(1)	8,425	114,664
Security	Shares	Value
Specialty Retail (continued)
Winmark Corp.	284	$ 102,723
Zumiez, Inc.(1)	1,649	25,048
		$ 7,358,845
Technology Hardware, Storage & Peripherals — 2.1%
CompoSecure, Inc.(1)	583	$ 4,215
Corsair Gaming, Inc.(1)	3,645	44,979
CPI Card Group, Inc.(1)	351	6,269
Eastman Kodak Co.(1)	5,624	27,839
Immersion Corp.	2,586	19,343
Intevac, Inc.(1)	2,108	8,095
IonQ, Inc.(1)(2)	16,648	166,314
Super Micro Computer, Inc.(1)	5,077	5,127,922
Turtle Beach Corp.(1)	1,190	20,516
Xerox Holdings Corp.	12,117	216,894
		$5,642,386
Textiles, Apparel & Luxury Goods — 0.5%
Allbirds, Inc., Class A(1)	7,078	$4,913
Figs, Inc., Class A(1)	12,705	63,271
Fossil Group, Inc.(1)	3,623	3,695
G-III Apparel Group Ltd.(1)	4,157	120,594
Hanesbrands, Inc.(1)	34,991	202,948
Kontoor Brands, Inc.	5,609	337,942
Movado Group, Inc.	1,587	44,325
Oxford Industries, Inc.	1,489	167,364
Rocky Brands, Inc.	588	15,952
Steven Madden Ltd.	7,374	311,773
Vera Bradley, Inc.(1)	2,166	14,729
Wolverine World Wide, Inc.	7,724	86,586
		$1,374,092
Tobacco — 0.1%
Ispire Technology, Inc.(1)	1,837	$11,261
Turning Point Brands, Inc.	1,415	41,459
Universal Corp.	2,397	123,973
Vector Group Ltd.	14,452	158,394
		$335,087
Trading Companies & Distributors — 2.1%
Alta Equipment Group, Inc.	2,313	$29,953
Applied Industrial Technologies, Inc.	3,909	772,223
Beacon Roofing Supply, Inc.(1)	6,379	625,270
BlueLinx Holdings, Inc.(1)	869	113,179
Boise Cascade Co.	4,015	615,781
Custom Truck One Source, Inc.(1)	4,543	26,440
Distribution Solutions Group, Inc.(1)	894	31,719
DNOW, Inc.(1)	10,910	165,832
DXP Enterprises, Inc.(1)	1,272	68,345
EVI Industries, Inc.	392	9,761

CVT
Russell 2000® Small Cap Index Portfolio (formerly, Calvert VP Russell 2000® Small Cap Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Trading Companies & Distributors (continued)
FTAI Aviation Ltd.	10,042	$ 675,827
GATX Corp.	3,579	479,693
Global Industrial Co.	1,285	57,542
GMS, Inc.(1)	3,999	389,263
H&E Equipment Services, Inc.	3,197	205,183
Herc Holdings, Inc.	2,846	478,982
Hudson Technologies, Inc.(1)	4,324	47,607
Karat Packaging, Inc.	359	10,271
McGrath RentCorp	2,558	315,580
MRC Global, Inc.(1)	8,341	104,846
Rush Enterprises, Inc., Class A	6,190	331,289
Rush Enterprises, Inc., Class B	846	45,083
Titan Machinery, Inc.(1)	2,046	50,761
Transcat, Inc.(1)	849	94,604
Willis Lease Finance Corp.(1)	234	11,611
Xometry, Inc., Class A(1)(2)	3,374	56,987
		$5,813,632
Water Utilities — 0.4%
American States Water Co.	3,839	$277,329
Artesian Resources Corp., Class A	917	34,030
Cadiz, Inc.(1)(2)	3,349	9,712
California Water Service Group	5,987	278,276
Consolidated Water Co. Ltd.	1,557	45,636
Global Water Resources, Inc.	641	8,230
Middlesex Water Co.	1,742	91,455
Pure Cycle Corp.(1)	1,502	14,269
SJW Group	3,307	187,143
York Water Co.	1,406	50,996
		$997,076
Wireless Telecommunication Services — 0.1%
Gogo, Inc.(1)	6,590	$57,860
Spok Holdings, Inc.	1,468	23,415
Telephone and Data Systems, Inc.	9,837	157,589
		$238,864
Total Common Stocks (identified cost $204,747,320)		$266,493,689

Exchange-Traded Funds — 0.7%

Security	Shares	Value
Equity Funds — 0.7%
iShares Russell 2000 ETF(2)	8,500	$ 1,787,550
Total Exchange-Traded Funds (identified cost $1,040,314)		$ 1,787,550

Miscellaneous — 0.0%

Security	Shares	Value
Miscellaneous — 0.0%
Empire Resorts, Inc., Escrow Certificates(1)(2)(4)	270	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Rights — 0.0%(3)

Security	Shares	Value
Biotechnology — 0.0%(3)
Aduro Biotech, Inc. CVR(1)(4)(5)	1,109	$ 0
Cartesian Therapeutics, Inc. CVR(1)(4)	9,591	1,726
GTx, Inc. CVR(1)(4)(5)	57	0
Icosavax, Inc. CVR(1)(4)(5)	2,705	839
Prevail Therapeutics, Inc. CVR(1)(2)(4)(5)	1,221	610
Radius Health, Inc. CVR(1)(4)(5)	3,845	308
Tobira Therapeutics, Inc. CVR(1)(4)(5)	690	41
		$ 3,524
Health Care Equipment & Supplies — 0.0%(3)
Flexion Therapeutics, Inc. CVR(1)(4)(5)	3,730	$2,313
		$2,313
Oil, Gas & Consumable Fuels — 0.0%
Empire Petroleum Corp., Exp. 4/3/24(1)(2)	508	$0
		$0
Paper & Forest Products — 0.0%(3)
Resolute Forest Products, Inc. CVR(1)(4)(5)	3,447	$3,792
		$3,792
Pharmaceuticals — 0.0%(3)
Chinook Therapeutics, Inc. CVR(1)(4)(5)	5,764	$2,248
Jounce Therapeutics, Inc. CVR(1)(2)(4)(5)	2,585	77
Rain Oncology, Inc. CVR(1)(2)(4)(5)	1,403	70
Theseus Pharmaceuticals, Inc. CVR(1)(4)(5)	889	9
		$2,404
Total Rights (identified cost $12,995)		$12,033

CVT
Russell 2000® Small Cap Index Portfolio (formerly, Calvert VP Russell 2000® Small Cap Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 2.7%
Affiliated Fund — 1.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(6)	3,824,265	$ 3,824,265
Total Affiliated Fund (identified cost $3,824,265)		$ 3,824,265

Securities Lending Collateral — 1.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(7)	2,648,706	$ 2,648,706
Total Securities Lending Collateral (identified cost $2,648,706)		$ 2,648,706
U.S. Treasury Obligations — 0.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 10/3/24(8)	$1,000	$ 974,221
Total U.S. Treasury Obligations (identified cost $973,946)		$ 974,221
Total Short-Term Investments (identified cost $7,446,917)		$ 7,447,192
Total Investments — 100.7% (identified cost $213,247,546)		$275,740,464
Other Assets, Less Liabilities — (0.7)%		$ (1,814,503)
Net Assets — 100.0%		$273,925,961

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2024. The aggregate market value of securities on loan at March 31, 2024 was $6,342,538 and the total market value of the collateral received by the Fund was $6,731,318, comprised of cash of $2,648,706 and U.S. government and/or agencies securities of $4,082,612.
(3)	Amount is less than 0.05%.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Restricted security. Total market value of restricted securities amounts to $10,307, which represents less than 0.05% of the net assets of the Fund as of March 31, 2024.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.
(7)	Represents investment of cash collateral received in connection with securities lending.
(8)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini Russell 2000 Index	49	Long	6/21/24	$5,257,455	$89,860
					$89,860
Restricted Securities
Description	Acquisition Dates	Cost
Aduro Biotech, Inc. CVR	10/2/20	$0
Chinook Therapeutics, Inc. CVR	8/14/23	2,248
Flexion Therapeutics, Inc. CVR	7/20/22	2,313

CVT
Russell 2000® Small Cap Index Portfolio (formerly, Calvert VP Russell 2000® Small Cap Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Restricted Securities — continued
Description	Acquisition Dates	Cost
GTx, Inc. CVR	6/10/19	$117
Icosavax, Inc. CVR	2/21/24	839
Jounce Therapeutics, Inc. CVR	5/5/23	22
OmniAb, Inc. (earnout shares)	12/5/22	0
OmniAb, Inc. (earnout shares)	12/5/22	0
Prevail Therapeutics, Inc. CVR	1/25/21	611
Radius Health, Inc. CVR	8/16/22	308
Rain Oncology, Inc. CVR	1/29/24	70
Resolute Forest Products, Inc. CVR	3/1/23	4,895
Theseus Pharmaceuticals, Inc. CVR	2/15/24	9
Tobira Therapeutics, Inc. CVR	11/2/16	41

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts
At March 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended March 31, 2024, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
Affiliated Investments
At March 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $3,824,265, which represents 1.4% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$5,273,713	$9,425,426	$(10,874,874)	$ —	$ —	$3,824,265	$50,811	3,824,265

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$266,493,689(2)	$ —	$ —	$266,493,689
Exchange-Traded Funds	1,787,550	—	—	1,787,550
Rights	—	—	12,033	12,033

CVT
Russell 2000® Small Cap Index Portfolio (formerly, Calvert VP Russell 2000® Small Cap Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3(1)	Total
Miscellaneous	$ —	$ —	$0	$0
Short-Term Investments:
Affiliated Fund	3,824,265	—	—	3,824,265
Securities Lending Collateral	2,648,706	—	—	2,648,706
U.S. Treasury Obligations	—	974,221	—	974,221
Total Investments	$274,754,210	$974,221	$12,033	$275,740,464
Futures Contracts	$89,860	$ —	$ —	$89,860
Total	$274,844,070	$974,221	$12,033	$275,830,324

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2024 is not presented.
Name Change
Effective May 1, 2024, the name of the Fund was changed from Calvert VP Russell 2000® Small Cap Index Portfolio.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.